UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2008

Item 1:               Reports to Shareholders.

2008

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

All Value Fund

Alpha Strategy Fund

International Core Equity Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2008

Lord Abbett Securities Trust

Semiannual Report

For the six-month period ended April 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Securities Trust's performance for the six-month period ended April 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2008?

A: The closing months of 2007 and the opening months of 2008 were punctuated by stock market volatility and speculation of an economic recession. The still-unfolding credit crisis spawned by the subprime lending debacle worried investors. The Federal Reserve Board (the Fed) sought to allay these concerns and ease the constraints on credit by lowering the fed funds rate six times, and 2.75 basis points between October 31, 2007, and April 30, 2008. Investors' relief was reflected by rallies in the equity markets, only to be supplanted by market dips, as concerns about inflation and continued illiquidity reemerged. The resulting turbulence ultimately took the markets lower, as the S&P 500® Index1 returned -9.64% for the six months ended April 30, 2008.

For the six-month period, most equity asset classes and investment styles returned negative results. Growth stocks (as measured by the S&P 1500/Citigroup Growth Index2) and value stocks (as measured by the S&P 1500/Citigroup Value Index2) both declined, returning -7.75% and -11.27%, respectively. Large caps (as measured by the S&P 500 Index) outperformed small cap stocks (as measured by the S&P SmallCap 600 Index3).

On the international side, foreign equity markets continued to experience significant volatility in the six-month period ended April 30, 2008, as the global credit crunch, fears of recession, rising commodity prices (particularly energy), and increased inflation shook investor confidence. The MSCI EAFE® Index with Gross Dividends4 (primarily a large company index) returned -8.99% (in U.S. dollar terms). The MSCI World ex-U.S. Small Cap® Index5 (primarily a small company index) returned -14.44% (in U.S. dollar terms), a sharper drop than the U.S. equity markets, as measured by the S&P 500, which returned -9.64% (in U.S. dollar terms). Emerging markets (as measured by the MSCI Emerging Markets Index6), which have generally performed well in recent years, returned -10.18%. Against that backdrop, oil prices jumped 27.7%, to $113.46 a barrel, from $88.83, while gold rose 10.2%, to $877.55 an ounce, from $796.59 at the end of October.

In terms of country performance, the hardest hit markets in the MSCI EAFE Index were Finland, Hong Kong, and Australia, down 16.5%, 15.3%, and 14.7%, respectively. As for sector performance, only one of the 10 sectors in the MSCI EAFE Index finished in positive territory: energy, which was up a mere 0.35%. The biggest laggards were the consumer discretionary, telecommunication services, and information technology (IT) sectors, which declined by 16.12%, 14.01%, and 13.89%, respectively. The telecom sector was derated by a number of analysts during the period. The consumer discretionary and IT sectors were affected by concerns about a U.S./global slowdown.

Lord Abbett All Value Fund

Q: How did the All Value Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -5.89%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,7 which returned -9.97% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector (owing to an underweight position and stock selection), the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners), and the materials and processing sector (owing to an overweight position).

Among the individual holdings that contributed to performance were materials and processing holdings Quanex Building Products Corp. (the Fund's number-one contributor), a manufacturer of engineered materials and components for the building markets, and Archer-Daniels-Midland Co., a provider of agricultural commodities and products; and other energy holding Range Resources Corp., an independent oil and gas company with operations in the Appalachian, Permian, Midcontinent, and Gulf Coast regions.

The most significant detractors from the Fund's performance were the integrated oils sector (owing to an underweight position), the healthcare sector (owing to an overweight position), and the technology sector (owing to an overweight position).

Among the individual holdings that detracted from performance were healthcare holding Schering-Plough Corp. (the Fund's number-one detractor), a worldwide pharmaceutical company; and other (diversified) sector holdings General Electric, a developer of jet engines, power plant turbines, locomotives, medical imaging, and private label credit cards, and Carlisle Companies Inc., a manufacturer of construction materials, transportation products, and general industry products.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Alpha Strategy Fund

Q: How did the Alpha Strategy Fund perform during the six-month period ended April 30, 2008?

A: The Alpha Strategy Fund is a strategic allocation fund using a fund-of-funds approach. The Fund seeks to achieve long-term growth and capital appreciation through investments in a broadly diversified portfolio of small cap stocks. The Fund's assets are currently divided among Lord Abbett International Opportunities Fund (approximately 20.4% of the Alpha Strategy Fund's portfolio), Lord Abbett Developing Growth Fund (approximately 20.0%), Lord Abbett Small Cap Value Fund (approximately 19.6%), Lord Abbett Micro Cap Growth Fund (approximately 10.2%), Lord Abbett Small Cap Blend Fund (approximately 10.0%), Lord Abbett Micro Cap Value Fund (approximately 9.9%), and Lord Abbett Value Opportunities Fund (approximately 9.9%). The Alpha Strategy Fund's performance is directly related to the performance of its underlying funds.

The Alpha Strategy Fund returned -14.74%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its key benchmarks, the S&P/Citigroup Extended Market World ex-U.S. Index,8 which returned -13.92% over the same period, and the combined 85% Russell 2000 Index9/15% S&P/Citigroup Extended Market World ex-U.S. Index, which returned -13.02% over the same period.

All of the Lord Abbett mutual funds among which the Alpha Strategy Fund allocates assets suffered negative performance in the period, reflecting the overall market conditions discussed on pages 1 and 2. The largest detractors from the Alpha Strategy Fund's performance occurred in the growth strategy side of the portfolio, specifically in the Micro Cap Growth and Developing Growth funds, and in assets allocated to small cap international stocks, which is the investment focus of the International Opportunities Fund.

Both growth strategy funds suffered from exposure to the technology and consumer discretionary sectors. Within the Micro Cap Growth Fund, the largest single detractor from the Fund in terms of individual holdings was technology firm ShoreTel, Inc., a provider of Internet protocol telecommunications systems for companies. The greatest single detractor from performance in the Developing Growth Fund was technology holding Aruba Networks Inc., a provider of enterprise mobility solutions that enable secure access to data, voice, and video applications across wireless networks.

On the international side, performance was hurt by positions in the financials, the materials, and the industrials sectors. The largest individual detractor from the International Opportunities Fund was financial sector holding RexCapital Financial Holdings Ltd., a provider of lottery services in China.

The Small Cap Value, Small Cap Blend, and Value Opportunities funds all outperformed their respective benchmarks, but had negative performance for the period nonetheless.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund

Q: How did the International Core Equity Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -10.14%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE® Index with Net Dividends, which returned -9.21% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the energy sector, the financials sector, and the materials sector (owing primarily to an underweight position).

Among the individual holdings that detracted from performance were industrials holding EasyJet plc (the Fund's number-one detractor), a low-cost passenger airline operating in the United Kingdom and mainland Europe; energy holding Electromagnetic GeoServices AS, a Norway-based provider of oil and gas services using 3D electromagnetic data; and financials holding National Bank of Greece S.A., a provider of retail and corporate banking services.

The greatest contributors to the Fund's performance were the healthcare sector, the information technology sector, and the industrials sector.

Among the individual holdings that contributed to performance were financials holdings Raiffeisen International Bank-Holding AG (the Fund's number-one contributor), a bank holding company with subsidiary banks in Central and Eastern Europe, and Societe Generale, a provider of a full range of banking and financial services; and information technology holding Media Tek Inc., a Taiwanese designer of CD-ROM and DVD-ROM chip sets.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund

Q: How did the International Opportunities Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -19.44%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned -13.92% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the six-month period were the financials sector, the materials sector, and the industrials sector.

Among the individual holdings that detracted from performance were financials holdings RexCapital Financial Holdings Ltd. (the Fund's number-one detractor), a provider of lottery services in China; Arques Industries AG, a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring; and consumer discretionary holding Punch Taverns plc, a chain of pubs in the United Kingdom.

The greatest contributors to the Fund's performance were the consumer discretionary sector, the information technology sector, and the energy sector.

Among the individual holdings that contributed to performance were financials holding Bangkok Bank Public Company Ltd. (the Fund's number-one contributor), a provider of a full range of banking and financial services; energy holding Songa Offshore ASA, owner and manager of a worldwide fleet of modern purpose-built vessels, providing international shipping services in offshore logistics, subsea support, and seismic monitoring; and industrials holding Prosegur, Compania de Seguridad SA, a provider of security and transportation services in Europe and the Americas.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Value Fund

Q: How did the Large Cap Value Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -9.47%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,10 which returned -9.83% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector (owing primarily to an overweight position), the healthcare sector, and the materials and processing sector.

Among the individual holdings that contributed to performance were consumer discretionary holding Wal-Mart Stores, Inc. (the Fund's number-one contributor), an operator of discount stores and supercenters; materials and processing holding Archer-Daniels-Midland Co., a processor of agricultural commodities and products; and financial services holding Visa Inc., an operator of a retail electronic payments network and manager of global financial services.

The most significant detractors from the Fund's relative performance were the integrated oils sector (owing to an underweight position), the technology sector (owing to an overweight position), and the auto and transportation sector.

Among the individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, and Citigroup Inc., a diversified financial services holding company; and consumer discretionary holding IAC/InterActiveCorp., an Internet commerce company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Value Opportunities Fund

Q: How did the Value Opportunities Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -7.96%, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2500 Value Index,11 which returned -10.32% for the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector, the auto and transportation sector, and the consumer discretionary sector (owing to an underweight position).

Among the individual holdings that contributed to performance were materials and processing holding Quanex Corp. (the Fund's number-one contributor), a manufacturer of engineered materials and components for the vehicular and building products markets; other energy holding Range Resources Corp., an independent oil and gas company with operations in the Appalachian, Permian, Midcontinent, and Gulf Coast regions; and healthcare holding Martek Biosciences Corp., a developer of products derived from microalgae.

The most significant detractors from the Fund's performance were the other sector (which includes diversified corporations), the materials and processing sector, and the technology sector (owing to an overweight position).

Among the individual holdings that detracted from performance were other sector holding Carlisle Companies Inc. (the Fund's number-one detractor), a manufacturer of construction materials, transportation products, and general industry products; materials and processing holding Rogers Corp., a manufacturer of specialty materials and components in a variety of end markets; and auto and transportation holding Oshkosh Corp., which makes fire and emergency apparatus and specialty commercial and military trucks.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  S&P/Citigroup Style Index series use a multi-factor methodology to calculate growth and value in separate dimensions. Style scores are calculated taking standardized measures of three growth factors and four value factors for each constituent. Combined, the growth and value indexes are exhaustive, containing the full market capitalization of the S&P Composite 1500.

3  The S&P SmallCap 600 Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

4  The MSCI EAFE® Index is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI EAFE® with Net Dividends Index is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE with Net Dividends Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

5  The MSCI World Ex-US Small Cap Index is the small cap component of the MSCI World Ex-US Standard Index. Securities selected represent 40% of the small cap asset class in each developed market on a capitalization-weighted basis.

6  The MSCI Emerging Markets® Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006 the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

7  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

8  S&P/Citigroup Global Equity Index SystemSM and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI).

9  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 1000® Index.

10  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

11  The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of the Funds' management and the portfolio holdings described in this report are as of April 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 through April 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/07 – 4/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

All Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$941.10	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class B
Actual	$1,000.00	$937.10	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.87
Class C
Actual	$1,000.00	$937.70	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.87
Class F
Actual	$1,000.00	$941.40	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class I
Actual	$1,000.00	$942.00	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.87
Class P
Actual	$1,000.00	$939.50	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.12
Class R2
Actual	$1,000.00	$939.20	$6.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.14	$6.77
Class R3
Actual	$1,000.00	$940.30	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.22

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.35% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	6.00%
Consumer Discretionary	4.13%
Consumer Staples	6.00%
Financial Services	12.75%
Healthcare	11.49%
Integrated Oils	4.77%
Materials & Processing	13.78%
Sector*	%**
Other	5.45%
Other Energy	10.46%
Producer Durables	6.00%
Technology	6.53%
Utilities	7.08%
Short-Term Investment	5.56%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$852.60	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.12	$1.76
Class B
Actual	$1,000.00	$849.60	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.02
Class C
Actual	$1,000.00	$849.50	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.02
Class F
Actual	$1,000.00	$853.50	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.38	$0.50
Class I
Actual	$1,000.00	$853.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.86	$0.00
Class R2
Actual	$1,000.00	$851.20	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$2.97
Class R3
Actual	$1,000.00	$851.80	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.41

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.59% for Class R2 and 0.48% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Investment Objective

April 30, 2008

Investment Objective	%*
Long Term Capital Appreciation**	69.73%
Long Term Capital Growth**	29.69%
Short-Term Investment	0.58%
Total	100.00%

*  Represents percent of total investments.

**  Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$898.60	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.97
Class B
Actual	$1,000.00	$896.00	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.71	$10.22
Class C
Actual	$1,000.00	$895.70	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.71	$10.22
Class F
Actual	$1,000.00	$899.60	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.72
Class I
Actual	$1,000.00	$900.60	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22
Class P
Actual	$1,000.00	$898.60	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.51	$7.42
Class R2
Actual	$1,000.00	$897.90	$7.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.89	$8.02
Class R3
Actual	$1,000.00	$898.50	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.28	$7.67

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.04% for Classes B and C, 1.14% for Class F, 1.04% for Class I, 1.48% for Class P, 1.60% for Class R2 and 1.53% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Consumer Discretionary	7.42%
Consumer Staples	14.46%
Energy	8.18%
Financials	20.29%
Health Care	5.58%
Industrials	10.00%
Sector*	%**
Information Technology	6.05%
Materials	7.94%
Telecommunication Services	7.39%
Utilities	8.71%
Short-Term Investment	3.98%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$805.60	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.03	$7.87
Class B
Actual	$1,000.00	$802.90	$10.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.80	$11.17
Class C
Actual	$1,000.00	$802.90	$10.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.80	$11.17
Class F
Actual	$1,000.00	$806.50	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.77
Class I
Actual	$1,000.00	$806.70	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.78	$6.12
Class P
Actual	$1,000.00	$804.90	$7.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.54	$8.37
Class R2
Actual	$1,000.00	$804.80	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.92	$9.02
Class R3
Actual	$1,000.00	$805.00	$7.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.42	$8.52

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.57% for Class A, 2.23% for Classes B and C, 1.35% for Class F, 1.22% for Class I, 1.67% for Class P, 1.80% for Class R2 and 1.70% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Consumer Cyclicals	13.04%
Energy	9.95%
Healthcare	4.73%
Technology	10.11%
Telecommunications	1.81%
Transportation	1.14%
Utilities	3.29%
Basic Materials	9.73%
Sector*	%**
Consumer Non-Cyclicals	7.76%
Div. Financials	4.44%
Ind. Goods & Services	20.40%
Non-Property Financials	5.03%
Property and Property Services	3.42%
Short-Term Investment	5.15%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$905.30	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class B
Actual	$1,000.00	$901.60	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.02
Class C
Actual	$1,000.00	$901.70	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.02
Class F
Actual	$1,000.00	$905.50	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.52
Class I
Actual	$1,000.00	$906.70	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class P
Actual	$1,000.00	$904.10	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 0.70% for Class F, 0.60% for Class I, and 1.03% for Class P) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	2.61%
Consumer Discretionary	9.23%
Consumer Staples	9.81%
Financial Services	28.16%
Healthcare	10.91%
Integrated Oils	4.56%
Materials & Processing	7.41%
Sector*	%**
Other	5.59%
Other Energy	6.86%
Producer Durables	2.00%
Technology	7.96%
Utilities	2.93%
Short-Term Investment	1.97%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$920.40	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.32	$6.62
Class B
Actual	$1,000.00	$917.40	$9.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.08	$9.87
Class C
Actual	$1,000.00	$917.40	$9.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.08	$9.87
Class F
Actual	$1,000.00	$921.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.72	$5.17
Class I
Actual	$1,000.00	$922.20	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$4.82
Class P
Actual	$1,000.00	$919.90	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.83	$7.07
Class R2
Actual	$1,000.00	$919.50	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$7.82
Class R3
Actual	$1,000.00	$920.30	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.62	$7.32

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.32% for Class A, 1.97% for Classes B and C, 1.03% for Class F, 0.96% for Class I, 1.41% for Class P, 1.56% for Class R2 and 1.46% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	5.51%
Consumer Discretionary	4.23%
Consumer Staples	4.57%
Financial Services	16.45%
Healthcare	5.59%
Materials & Processing	16.36%
Other	3.57%
Sector*	%**
Other Energy	6.70%
Producer Durables	4.42%
Technology	11.17%
Utilities	10.51%
Short-Term Investment	10.92%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

ALL VALUE FUND April 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 94.92%
Aerospace 1.26%
Alliant Techsystems Inc.*	208,000	$22,876
Curtiss-Wright Corp.	191,380	9,089
Moog Inc. Class A*	159,300	6,867
Total		38,832
Air Transportation 0.08%
Bristow Group Inc.*	45,000	2,374
Auto Components 2.46%
Gentex Corp.	917,444	17,138
Oshkosh Truck Corp.	1,446,200	58,715
Total		75,853
Auto Parts: Original Equipment 1.64%
Autoliv, Inc.	720,000	44,093
Tenneco Inc.*	254,900	6,520
Total		50,613
Banks 4.59%
Commerce Bancshares, Inc.	423,915	18,440
Cullen/Frost Bankers, Inc.	1,260,000	70,333
First Horizon National Corp.	430,500	4,649
JPMorgan Chase & Co.	710,000	33,832
PNC Financial Services Group, Inc. (The)	210,000	14,564
Total		141,818
Beverage: Distillers 0.39%
Brown-Forman Corp.	177,600	12,080
Beverage: Soft Drinks 1.79%
Coca-Cola Co. (The)	601,100	35,387
PepsiCo, Inc.	290,000	19,873
Total		55,260

Investments	Shares	Value (000)
Biotechnology Research & Production 1.69%
Amgen Inc.*	875,000	$36,636
OSI Pharmaceuticals, Inc.*	453,200	15,704
Total		52,340
Building: Materials 0.59%
Quanex Building Products Corp.*	1,074,462	18,266
Chemicals 5.12%
Cabot Corp.	425,000	12,393
Cytec Industries, Inc.	832,463	49,124
Dow Chemical Co. (The)	508,000	20,396
Eastman Chemical Co.	375,900	27,629
Hercules, Inc.	400,000	7,520
Praxair, Inc.	200,000	18,262
Rohm & Haas Co.	424,500	22,689
Total		158,013
Communications Technology 4.07%
Anixter International Inc.*	665,000	37,885
Corning Inc.	2,490,000	66,508
McAfee, Inc.*	645,000	21,446
Total		125,839
Containers & Packaging: Metal & Glass 0.69%
AptarGroup, Inc.	482,800	21,316
Containers & Packaging: Paper & Plastic 1.82%
Bemis Co., Inc.	45,852	1,206
Pactiv Corp.*	1,289,000	30,665
Sonoco Products Co.	735,000	24,218
Total		56,089
Diversified Financial Services 1.64%
Bank of New York Mellon Corp.	1,164,551	50,693

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ALL VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Diversified Manufacturing 2.50%
Ball Corp.	435,370	$23,414
Hexcel Corp.*	395,900	8,860
Ingersoll-Rand Co., Ltd. Class A (Bermuda)(a)	460,000	20,415
Olin Corp.	1,220,000	24,608
Total		77,297
Drug & Grocery Store Chains 1.49%
Kroger Co. (The)	1,685,000	45,916
Drugs & Pharmaceuticals 7.99%
Abbott Laboratories	1,690,000	89,147
Eli Lilly & Co.	915,200	44,058
Onyx Pharmaceuticals, Inc.*	800,000	28,128
Schering-Plough Corp.	3,135,000	57,715
Watson Pharmaceuticals, Inc.*	898,728	27,897
Total		246,945
Electrical Equipment & Components 1.17%
AMETEK, Inc.	214,750	10,420
Baldor Electric Co.	85,000	2,754
Emerson Electric Co.	437,392	22,858
Total		36,032
Electronics: Technology 1.73%
General Dynamics Corp.	590,000	53,348
Engineering & Contracting Services 0.17%
URS Corp.*	133,439	5,383
Financial: Miscellaneous 2.63%
Berkshire Hathaway Inc. Class B*	18,250	81,340
Foods 1.18%
Smithfield Foods, Inc.*	1,270,113	36,427

Investments	Shares	Value (000)
Gold 1.83%
Barrick Gold Corp. (Canada)(a)	1,462,200	$56,470
Healthcare Facilities 1.86%
DaVita, Inc.*	1,095,000	57,389
Identification Control & Filter Devices 2.23%
IDEX Corp.	770,000	28,251
Parker Hannifin Corp.	510,000	40,724
Total		68,975
Insurance: Multi-Line 2.31%
AON Corp.	960,000	43,575
Hartford Financial Group, Inc. (The)	390,000	27,795
Total		71,370
Insurance: Property-Casualty 0.74%
Chubb Corp. (The)	284,274	15,058
HCC Insurance Holdings, Inc.	316,100	7,801
Total		22,859
Machinery: Industrial/Specialty 0.71%
Kennametal, Inc.	635,000	22,079
Machinery: Oil Well Equipment & Services 5.85%
BJ Services Co.	1,400,000	39,578
CARBO Ceramics, Inc.	335,397	15,941
Halliburton Co.	975,000	44,762
Schlumberger Ltd. (Netherlands Antilles)(a)	325,000	32,679
Superior Energy Services, Inc.*	1,075,000	47,709
Total		180,669
Milling: Fruit & Grain Processing 1.24%
Archer Daniels Midland Co.	868,300	38,257

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ALL VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Miscellaneous: Consumer Staples 0.33%
Diageo plc ADR	124,000	$10,155
Miscellaneous: Materials & Processing 0.12%
Rogers Corp.*	110,000	3,766
Multi-Sector Companies 5.47%
Carlisle Cos., Inc.	1,769,800	51,112
Eaton Corp.	505,000	44,359
Honeywell International, Inc.	446,100	26,498
ITT Corp.	624,700	39,981
Teleflex Inc.	130,000	7,162
Total		169,112
Oil: Crude Producers 2.83%
Apache Corp.	65,400	8,808
Chesapeake Energy Corp.	610,900	31,584
Forest Oil Corp.*	398,700	23,495
Range Resources Corp.	355,754	23,615
Total		87,502
Oil: Integrated Domestic 0.69%
EnCana Corp. (Canada)(a)	264,300	21,358
Oil: Integrated International 4.10%
Chevron Corp.	92,300	8,875
Exxon Mobil Corp.	1,265,112	117,744
Total		126,619
Railroads 1.46%
Burlington Northern Santa Fe Corp.	439,700	45,091
Rental & Leasing Services: Commercial 0.70%
GATX Financial Corp.	491,300	21,617

Investments	Shares	Value (000)
Retail 3.66%
Costco Wholesale Corp.	732,100	$52,162
J.C. Penney Co., Inc.	345,000	14,663
Kohl's Corp.*	570,000	27,844
Macy's, Inc.	424,413	10,733
Target Corp.	145,000	7,704
Total		113,106
Scientific Equipment & Supplies 0.76%
Applera Corp. Tracking Stock	737,000	23,518
Securities Brokerage & Services 0.21%
Charles Schwab Corp. (The)	298,100	6,439
Soaps & Household Chemicals 0.85%
Procter & Gamble Co. (The)	392,650	26,327
Steel 0.44%
Carpenter Technology Corp.	263,861	13,531
Textiles Apparel Manufacturers 0.49%
V.F. Corp.	205,000	15,248
Truckers 0.40%
Heartland Express, Inc.	789,641	12,216
Utilities: Electrical 2.64%
CMS Energy Corp.	730,000	10,644
Southern Co. (The)	1,200,000	44,676
Wisconsin Energy Corp.	555,000	26,340
Total		81,660
Utilities: Gas Distributors 2.99%
AGL Resources Inc.	627,800	21,345
Spectra Energy Corp.	1,525,000	37,668
UGI Corp.	1,280,000	33,280
Total		92,293

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ALL VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Utilities: Gas Pipelines 1.83%
El Paso Corp.	1,960,033	$33,595
Williams Cos., Inc. (The)	649,600	23,061
Total		56,656
Utilities: Telecommunications 1.49%
AT&T Inc.	1,186,770	45,940
Total Common Stocks (cost $2,674,895,036)		2,932,296

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.58%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $164,535,000 of Federal Home Loan Bank at 2.945% and 3.50% due 2/18/2009 and 2/5/2010 and $9,635,000 of Federal Home Loan Mortgage Corp. at 3.25% due 2/12/2010; value: $175,980,200; proceeds: $172,534,544 (cost $172,527,452)	$172,528	$172,528
Total Investments in Securities 100.50% (cost $2,847,422,488)		3,104,824
Liabilities in Excess of Cash and Other Assets (0.50%)		(15,517)
Net Assets 100.00%		$3,089,307

  ADR  American Depositary Receipt.

Tracking Stock. A security issued by a parent company that tracks the performance of a particular division.

*  Non-income producing security.

  (a)  Foreign security traded in U.S. Dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.01%
Lord Abbett Developing Growth Fund, Inc. - Class I(a)	6,526,058	$116,099
Lord Abbett Securities Trust - International Opportunities Fund - Class I(b)	8,347,981	119,126
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I(b)	4,494,776	59,331
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(b)	2,449,032	57,944
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I(c)	3,605,873	57,946
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(b)	4,017,531	114,379
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(b)	4,551,066	57,935
Total Investments in Underlying Funds (cost $588,244,908)		$582,760

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.58%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $3,435,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $3,452,175; proceeds: $3,383,950 (cost $3,383,811)	$3,384	$3,384
Total Investments in Securities 99.59% (cost $591,628,719)		586,144
Other Assets in Excess of Liabilities 0.41%		2,417
Net Assets 100.00%		$588,561

(a)  Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (b)  Fund investment objective is long-term capital appreciation.

  (c)  Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 96.90%
Australia 1.04%
Sonic Healthcare Ltd.	1,121,512	$16,137
Austria 1.35%
Raiffeisen International Bank Holding AG	129,328	21,022
Belgium 2.44%
Delhaize Group	282,366	24,620
KBC Group N.V.*	98,307	13,376
Total		37,996
Bermuda 0.72%
Seadrill Ltd.	369,850	11,265
Brazil 1.32%
Edp-Energias Do Brasil S.A.	534,200	8,864
Souza Cruz S.A.	419,300	11,750
Total		20,614
Canada 2.14%
Equinox Minerals Ltd.*	2,591,400	11,991
Teck Cominco Ltd. Class B	492,185	21,415
Total		33,406
China 1.41%
Sino-Ocean Land Holdings Ltd.*	13,692,000	11,297
Yanzhou Coal Mining Co., Ltd.	5,784,000	10,673
Total		21,970
Egypt 1.40%
Orascom Telecom Holdings (S.A.E.) GDR	292,000	21,842
France 11.21%
AXA	378,977	14,146
BNP Paribas S.A.	185,979	20,110

Investments	Shares	U.S. $ Value (000)
Casino Guichard- Perrachon S.A.	208,682	$26,367
Societe Generale	298,783	35,065
Suez	398,751	28,330
TOTAL S.A. ADR	185,800	15,607
Veolia Environnement S.A.	214,600	15,595
Vivendi*	476,237	19,386
Total		174,606
Germany 10.99%
Bayerische Motoren Werke AG	140,435	7,730
Deutsche Telekom AG Registered Shares	1,181,769	21,294
E. On AG	115,054	23,482
Fresenius Medical Care AG & Co. KGaA	643,646	34,261
Henkel KGaA	509,624	20,578
Linde AG	197,980	29,090
Merck KGaA	101,697	14,484
Siemens AG	105,975	12,505
Symrise GmbH & Co. AG	309,607	7,701
Total		171,125
Greece 1.93%
National Bank of Greece S.A.	541,668	30,076
Hong Kong 2.16%
BOC Hong Kong (Holdings) Ltd.	6,234,000	16,119
Galaxy Entertainment Group Ltd.*	12,690,000	9,623
Guangdong Investment Ltd.	15,962,400	7,824
Total		33,566
India 0.51%
Tata Consultancy Services Ltd.	348,296	7,917

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
Indonesia 0.73%
PT Indosat tbk	17,303,500	$11,352
Italy 3.38%
Enel S.p.A.	2,067,906	22,570
Eni S.p.A. ADR	101,100	7,787
Finmeccanica S.p.A.	638,070	22,317
Total		52,674
Japan 13.54%
Capcom Co. Ltd.	155,300	4,660
East Japan Railway Co.	2,849	22,713
Elpida Memory, Inc.*	197,200	7,188
Mitsubishi Corp.	685,000	22,002
Mitsui & Co., Ltd.	647,000	15,182
Nintendo Co. Ltd.	35,714	19,611
Nippon Commercial Investment REIT	5,331	21,378
Nippon Telegraph & Telephone Corp.	2,680	11,546
NTT DoCoMo, Inc.	5,364	7,893
Ricoh Co., Ltd.	1,147,800	19,791
Sumitomo Corp.	1,138,200	15,291
Sumitomo Mitsui Financial Group Inc.	1,479	12,730
Tokyo Tatemono Co., Ltd.	1,271,000	11,074
Toyota Motor Corp.	234,000	11,859
Yamada Denki Co., Ltd.	93,570	8,000
Total		210,918
Mexico 1.07%
Desarrolladora Homex, S.A. de C.V. ADR*	278,900	16,617
Netherlands 1.20%
ING Groep N.V. CVA	249,785	9,560
Koninklijke Ahold N.V.	611,386	9,088
Total		18,648

Investments	Shares	U.S. $ Value (000)
Norway 1.72%
Electromagnetic Geo Services ASA*	244,050	$1,837
Petroleum Geo- Services ASA*	912,830	24,932
Total		26,769
Philippines 0.49%
Manila Electric Co.	4,009,700	7,684
Portugal 0.73%
Electricidade De Portugal S.A.*	1,804,264	11,438
South Africa 2.62%
Impala Platinum Holdings Ltd.	632,167	25,749
MTN Group Ltd.	789,119	15,079
Total		40,828
South Korea 3.38%
Kookmin Bank	338,991	23,633
Pusan Bank	371,890	5,990
Samsung Electronics Co., Ltd.	32,378	22,960
Total		52,583
Spain 2.54%
Gamesa Corporacion Tecnológica S.A.	317,002	15,429
Repsol YPF S.A. ADR	220,000	8,925
Repsol YPF S.A.	374,224	15,216
Total		39,570
Switzerland 7.31%
Addax Petroleum Corp.	638,184	28,440
Credit Suisse Group	290,411	16,172
Lonza Group AG	133,078	18,187
Nestle S.A. Registered Shares	58,988	28,294
Roche Holding Ltd. AG	136,794	22,813
Total		113,906

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
Taiwan 2.09%
MediaTek Inc.	1,232,000	$15,983
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,469,318	16,515
Total		32,498
United Kingdom 17.48%
Aegis Group plc	4,631,128	11,602
Aviva plc	1,421,356	17,790
BAE Systems plc	3,020,669	28,033
British American Tobacco plc	384,453	14,501
Diageo plc	1,323,705	27,188
easyJet plc*	594,983	3,652
National Grid plc	1,361,786	18,967
Premier Foods plc	4,294,005	11,014
Prudential plc	1,651,351	22,655
Reckitt Benckiser plc	260,990	15,246
Reed Elsevier plc	1,656,997	21,020
SABMiller plc	1,074,725	24,959
Tesco plc	1,611,725	13,748
Tullow Oil plc	975,077	14,618
Vodafone Group plc	8,538,965	27,216
Total		272,209
Total Common Stocks (cost $1,435,537,545)		1,509,236

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 4.02%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $63,830,000 of Federal Home Loan Bank at 2.73% due 1/23/2009; value: $63,830,000; proceeds: $62,580,107 (cost $62,577,534)	$62,578	$62,578
Total Investments in Securities 100.92% (cost $1,498,115,079)		1,571,814
Liabilities in Excess of Other Assets (0.92%)		(14,270)
Net Assets 100.00%		$1,557,544

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 93.99%
COMMON STOCKS 92.73%
Australia 4.20%
Boart Longyear Group	2,452,681	$4,362
Lihir Gold Ltd.*	1,423,060	3,947
New Britain Palm Oil Ltd.	258,893	2,924
Zinifex Ltd.	431,885	4,116
Total		15,349
Brazil 1.20%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas S.A.*	217,005	738
Souza Cruz S.A.	129,800	3,637
Total		4,375
Canada 0.96%
Equinox Minerals Ltd.*	758,800	3,511
OPTI Canada Inc.*	89	2
Total		3,513
China 1.18%
Celestial NutriFoods Ltd.	1,497,584	806
Sino-Ocean Land Holdings Ltd.*	4,239,000	3,498
Total		4,304
Egypt 2.76%
Ghabbour Auto*	539,099	5,998
Orascom Hotels & Development*	260,367	4,108
Total		10,106
France 4.62%
CGG Veritas*	28,121	7,106
Gemalto N.V.*	155,560	5,033
Neopost S.A.	45,542	4,765
Total		16,904

Investments	Shares	U.S. $ Value (000)
Germany 12.39%
Fresenius Medical Care AG & Co. KGaA ADR	154,700	$8,187
Gerresheimer AG*	96,281	5,384
Hamburger Hafen und Logistik AG*	44,191	3,694
K+S AG	7,010	2,951
KUKA AG*	87,596	3,233
Manz Automation AG*	10,397	2,711
Qimonda AG ADR*	180,200	641
Rheinmetall AG	82,947	6,306
Symrise GmbH & Co. AG	220,893	5,494
Tognum AG*	166,358	4,806
Wacker Chemie AG	7,709	1,914
Total		45,321
Greece 6.34%
Folli-Follie S.A.	58,027	1,785
Hellenic Telecomn Organization S.A.	89,983	2,686
Intralot S.A.	298,496	6,013
Jumbo S.A.	62,534	1,853
OPAP S.A.	156,223	6,098
Piraeus Bank S.A.	139,189	4,747
Total		23,182
Hong Kong 7.29%
China Infrastructure Machinery Holdings Ltd.	4,734,000	5,340
China Security & Surveillance Technology, Inc.*	138,070	2,685
Dore Holdings Ltd.	23,298,623	2,362
Galaxy Entertainment Group Ltd.*	2,508,000	1,902
Lee & Man Paper Manufacturing Ltd.	2,494,400	4,641
Playmates Holdings Ltd.	1,693,800	1,004
REXCAPITAL Financial Holdings Ltd.*	74,750,000	8,729
Total		26,663

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
Ireland 1.47%
Dragon Oil plc*	318,792	$3,156
Irish Life & Permanent plc	107,140	1,721
Waterford Wedgwood plc Unit*	24,347,187	494
Total		5,371
Italy 7.00%
Azimut Holding S.p.A.	449,860	4,945
Davide Campari- Milano S.p.A.*	960,567	8,714
Hera S.p.A.	1,954,833	7,417
Terna S.p.A.	1,018,070	4,515
Total		25,591
Japan 14.43%
Capcom Co. Ltd.	117,500	3,525
Elpida Memory, Inc.*	149,700	5,456
FP Corp.	143,800	3,402
IBIDEN Co., Ltd.	60,500	2,630
kabu.com Securities Co., Ltd.	3,582	5,064
Nabtesco Corp.	361,088	5,330
Nippon Commercial Investment Corp. REIT	2,026	8,125
Nippon Residential Investment Corp. REIT	569	1,839
Nitori Co., Ltd.	87,600	4,616
Okinawa Cellular Telephone Co.	2,230	3,860
SUMCO Corp.	111,600	2,828
Tokuyama Corp.	213,900	1,934
ZEON Corp.	825,000	4,165
Total		52,774
Mexico 1.54%
Desarrolladora Homex S.A. de C.V. ADR*	94,500	5,630

Investments	Shares	U.S. $ Value (000)
Netherlands 1.10%
Draka Holding N.V.	111,672	$4,014
Norway 3.64%
DNO International ASA*	608,000	1,159
Electromagnetic Geo Services ASA*	113,768	856
Petroleum Geo-Services ASA*	232,580	6,353
Songa Offshore ASA*	281,938	4,141
Yara International ASA	11,000	806
Total		13,315
Philippines 0.21%
Megaworld Corp.	15,727,000	766
Russia 0.03%
Magnit OJSC GDR*†	11,300	116
South Korea 0.57%
Hynix Semiconductor Inc.*	78,250	2,092
Spain 5.94%
Enagas, S.A.	245,730	7,482
Gamesa Corporacion Tecnológica S.A.	110,676	5,387
Prosegur Compania de Seguridad S.A.	203,355	8,849
Total		21,718
Sweden 1.53%
Getinge AB Class B	126,293	3,228
KappAhl Holding AB*	270,735	2,351
Total		5,579
Switzerland 1.91%
Addax Petroleum Corp.	116,846	5,207
Syngenta AG	5,927	1,770
Total		6,977

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2008

Investments	Shares	U.S. $ Value (000)
Taiwan 0.83%
Acer Inc.	935,825	$2,029
Powerchip Semiconductor Corp.	2,420,000	993
Total		3,022
Thailand 1.46%
Bangkok Bank PCL	1,206,974	5,329
Turkey 0.37%
Turkiye Is Bankasi A.S. Isbank Registered Shares GDR	295,680	1,366
United Kingdom 9.76%
BlueBay Asset Management plc	568,399	3,673
Britvic plc	784,105	5,184
Ceres Power Holdings plc*	321,690	940
Intertek Group plc	466,810	9,031
Kingfisher plc	683,077	1,804
Max Petroleum plc*	2,820,071	3,799
Premier Foods plc	831,050	2,131
Punch Taverns plc	330,387	3,406
Southern Cross Healthcare Ltd.	845,089	5,705
Total		35,673
Total Common Stocks (cost $352,490,720)		339,050
FOREIGN PREFERRED STOCK 1.26%
Luxembourg 1.26%
Oriflame Cosmetics S.A. SDR (cost $3,598,800)	59,932	4,595
Total Long-Term Investments (cost $356,089,520)		343,645

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 5.10%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $18,930,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $19,024,650; proceeds: 18,649,692 (cost $18,648,925)	$18,649	$18,649
Total Investments in Securities 99.09% (cost $374,738,445)		362,294
Foreign Cash and Other Assets in Excess of Liabilities 0.91%		3,329
Net Assets 100.00%		$365,623

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  SDR  Swedish Depositary Receipt.

Unit More than one class of securities traded together.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.16%
Agriculture, Fishing & Ranching 1.46%
Monsanto Co.	7,892	$900
Air Transportation 0.44%
Delta Air Lines, Inc.*	31,900	272
Banks 13.94%
Bank of America Corp.	29,800	1,119
BB&T Corp.	7,140	245
Fifth Third Bancorp	11,070	237
JPMorgan Chase & Co.	49,430	2,355
M&T Bank Corp.	3,910	365
PNC Financial Services Group, Inc. (The)	16,430	1,140
SunTrust Banks, Inc.	6,030	336
U.S. Bancorp	9,070	307
Wachovia Corp.	23,610	688
Wells Fargo & Co.	60,440	1,798
Total		8,590
Beverage: Soft Drinks 2.27%
Coca-Cola Enterprises Inc.	62,240	1,400
Biotechnology Research & Production 0.85%
Amgen Inc.*	12,470	522
Chemicals 1.91%
E.I. du Pont de Nemours & Co.	8,060	394
Praxair, Inc.	8,544	780
Total		1,174
Coal 0.80%
Peabody Energy Corp.	8,030	491
Communications Technology 1.82%
Cisco Systems, Inc.*	6,030	154
Corning, Inc.	9,540	255
QUALCOMM Inc.	16,550	715
Total		1,124

Investments	Shares	Value (000)
Computer Services, Software & Systems 3.58%
Microsoft Corp.	47,850	$1,365
Oracle Corp.*	40,480	844
Total		2,209
Computer Technology 2.06%
Hewlett-Packard Co.	14,860	689
Sun Microsystems, Inc.*	36,945	578
Total		1,267
Copper 1.64%
Freeport-McMoRan Copper & Gold Inc.	8,870	1,009
Diversified Financial Services 6.71%
Bank of New York Mellon Corp.	47,384	2,062
Goldman Sachs Group, Inc. (The)	1,190	228
Merrill Lynch & Co., Inc.	37,000	1,844
Total		4,134
Drug & Grocery Store Chains 2.61%
Kroger Co. (The)	47,225	1,287
SUPERVALU INC.	9,790	324
Total		1,611
Drugs & Pharmaceuticals 6.57%
Abbott Laboratories	27,090	1,429
Eli Lilly & Co.	17,040	820
Teva Pharmaceutical Industries Ltd. ADR	23,440	1,097
Wyeth	15,835	704
Total		4,050
Electrical Equipment & Components 1.71%
Emerson Electric Co.	20,202	1,056

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 0.50%
Texas Instruments Inc.	10,600	$309
Finance Companies 0.94%
Capital One Financial Corp.	10,930	579
Financial Data Processing Services & Systems 1.45%
Visa Inc. Class A*	5,510	460
Western Union Co.	18,980	436
Total		896
Financial: Miscellaneous 2.33%
Fannie Mae	50,780	1,437
Foods 2.99%
ConAgra Foods, Inc.	1,000	24
General Mills, Inc.	10,700	646
Kraft Foods Inc. Class A	37,045	1,172
Total		1,842
Gold 1.26%
Barrick Gold Corp. (Canada)(a)	20,180	779
Health & Personal Care 0.77%
CVS Caremark Corp.	11,780	476
Insurance: Multi-Line 2.43%
American International Group, Inc.	7,272	336
AON Corp.	25,650	1,164
Total		1,500
Machinery: Construction & Handling 0.29%
Caterpillar Inc.	2,180	179

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 3.03%
Halliburton Co.	15,480	$711
Schlumberger Ltd. (Netherlands Antilles)(a)	7,048	708
Smith International, Inc.	5,830	446
Total		1,865
Medical & Dental Instruments & Supplies 2.74%
Boston Scientific Corp.*	95,180	1,269
Covidien Ltd.	8,930	417
Total		1,686
Milling: Fruit & Grain Processing 1.15%
Archer Daniels Midland Co.	16,050	707
Miscellaneous: Consumer Staples 0.43%
Diageo plc ADR	3,230	265
Multi-Sector Companies 5.60%
Eaton Corp.	14,052	1,234
General Electric Co.	60,920	1,992
Honeywell International Inc.	3,760	224
Total		3,450
Offshore Drilling 0.39%
Transocean Inc. (Cayman Islands)*(a)	1,620	239
Oil: Crude Producers 1.93%
Devon Energy Corp.	5,540	628
Sandridge Energy, Inc.*	5,370	243
XTO Energy Inc.	5,100	315
Total		1,186
Oil: Integrated International 4.56%
Chevron Corp.	7,320	704
Exxon Mobil Corp.	22,651	2,108
Total		2,812

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LARGE CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Railroads 0.78%
Canadian National Railway Co. (Canada)(a)	4,620	$242
Norfolk Southern Corp.	4,040	241
Total		483
Rental & Leasing Services: Consumer 1.52%
Hertz Global Holdings, Inc.*	72,820	936
Retail 3.86%
Gap, Inc. (The)	20,860	388
Home Depot, Inc. (The)	11,980	345
Wal-Mart Stores, Inc.	28,370	1,645
Total		2,378
Securities Brokerage & Services 0.40%
Charles Schwab Corp. (The)	11,270	243
Services: Commercial 3.11%
IAC/InterActiveCorp.*	50,695	1,055
Waste Management, Inc.	23,940	864
Total		1,919
Soaps & Household Chemicals 1.36%
Procter & Gamble Co. (The)	12,514	839
Textiles Apparel Manufacturers 0.75%
J. Crew Group, Inc.*	9,720	462
Tobacco 0.16%
Phillip Morris International Inc.*	1,960	100
Transportation: Miscellaneous 1.39%
United Parcel Service, Inc. Class B	11,860	859

Investments	Shares	Value (000)
Utilities: Cable TV & Radio 0.17%
Comcast Corp. Class A	4,990	$103
Utilities: Electrical 0.71%
PG&E Corp.	10,950	438
Utilities: Gas Pipelines 0.73%
El Paso Corp.	26,160	448
Utilities: Telecommunications 2.06%
AT&T Inc.	32,823	1,271
Total Common Stocks (cost $59,193,581)		60,495
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.98%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $1,245,000 of Federal Home Loan Bank at Zero Coupon due 5/14/2008; value: $1,245,000; proceeds: $1,218,708 (cost $1,218,658)	$1,219	1,219
Total Investments in Securities 100.14% (cost $60,412,239)		61,714
Liabilities in Excess of Cash and Other Assets (0.14%)		(87)
Net Assets 100.00%		$61,627

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 90.51%
COMMON STOCKS 89.70%
Aerospace 2.60%
Alliant Techsystems Inc.*	65,620	$7,217
Curtiss-Wright Corp.	20,900	993
Total		8,210
Air Transportation 1.26%
Bristow Group, Inc.*	75,660	3,991
Aluminum 0.38%
Kaiser Aluminum Corp.	17,475	1,199
Auto Components 1.22%
Oshkosh Truck Corp.	94,800	3,849
Auto Parts: Original Equipment 1.22%
Autoliv, Inc.	63,100	3,864
Banks 8.71%
Bank of Hawaii Corp.	87,578	4,802
BOK Financial Corp.	40,330	2,303
Commerce Bancshares, Inc.	101,370	4,410
Cullen/Frost Bankers, Inc.	188,376	10,515
First Horizon National Corp.	88,300	954
PrivateBancorp, Inc.	36,315	1,234
Signature Bank*	124,682	3,289
Total		27,507
Beverage: Distillers 0.91%
Brown-Forman Corp.	42,458	2,888
Biotechnology Research & Production 2.63%
Charles River Laboratories International, Inc.*	36,300	2,107
Martek Biosciences Corp.*	129,700	4,573
OSI Pharmaceuticals, Inc.*	46,600	1,615
Total		8,295

Investments	Shares	Value (000)
Building: Materials 1.55%
Quanex Building Products Corp.*	288,626	$4,907
Chemicals 6.60%
Albemarle Corp.	109,520	4,097
Cytec Industries Inc.	84,107	4,963
Energizer Holdings, Inc.*	24,604	1,945
Hercules, Inc.	227,600	4,279
Penford Corp.	124,600	2,737
Sigma-Aldrich Corp.	49,337	2,813
Total		20,834
Communications Technology 1.41%
Anaren, Inc.*	125,411	1,689
Anixter International Inc.*	48,259	2,750
Total		4,439
Computer Services, Software & Systems 3.70%
Macrovision Corp.*	284,377	4,487
Sapient Corp.*	550,227	3,918
SRA International, Inc. Class A*	124,700	3,276
Total		11,681
Computer Technology 1.58%
Intermec, Inc.*	105,900	2,237
Zebra Technologies Corp. Class A*	74,800	2,748
Total		4,985
Consumer Products 0.87%
International Flavors & Fragrances Inc.	59,900	2,732
Containers & Packaging: Metal & Glass 1.79%
Silgan Holdings, Inc.	106,181	5,657

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2008

Investments	Shares	Value (000)
Containers & Packaging: Paper & Plastic 1.25%
Pactiv Corp.*	165,400	$3,935
Diversified Manufacturing 1.73%
Brady Corp. Class A	54,600	1,854
Hexcel Corp.*	127,836	2,861
Olin Corp.	36,800	742
Total		5,457
Drugs & Pharmaceuticals 1.45%
Onyx Pharmaceuticals, Inc.*	36,000	1,266
Watson Pharmaceuticals, Inc.*	107,200	3,327
Total		4,593
Electrical Equipment & Components 0.20%
AMETEK, Inc.	13,325	647
Electronics: Semi-Conductors/ Components 1.92%
ANADIGICS, Inc.*	184,475	2,059
Microsemi Corp.*	163,500	4,006
Total		6,065
Electronics: Technology 1.85%
PerkinElmer, Inc.	144,400	3,836
ScanSource, Inc.*	80,545	2,011
Total		5,847
Engineering & Contracting Services 0.48%
URS Corp.*	37,250	1,503
Financial Data Processing Services & Systems 2.89%
Fiserv, Inc.*	85,660	4,330
Global Payments Inc.	108,700	4,811
Total		9,141

Investments	Shares	Value (000)
Financial: Miscellaneous 1.51%
Financial Federal Corp.	204,515	$4,775
Foods 3.72%
Dean Foods Co.*	41,626	967
Hormel Foods Corp.	89,600	3,531
J.M. Smucker Co. (The)	66,400	3,312
McCormick & Co., Inc.	104,600	3,953
Total		11,763
Healthcare Facilities 1.60%
DaVita, Inc.*	46,000	2,411
Quest Diagnostics Inc.	52,400	2,629
Total		5,040
Identification Control & Filter Devices 0.54%
IDEX Corp.	46,845	1,719
Insurance: Property-Casualty 1.31%
HCC Insurance Holdings, Inc.	168,200	4,151
Machinery: Oil Well Equipment & Services 4.71%
BJ Services Co.	143,200	4,048
CARBO Ceramics, Inc.	112,010	5,324
Exterran Holdings, Inc.*	41,039	2,741
Superior Energy Services, Inc.*	62,200	2,761
Total		14,874
Miscellaneous: Materials & Processing 0.92%
Rogers Corp.*	84,371	2,889
Multi-Sector Companies 3.63%
Carlisle Cos., Inc.	194,030	5,604
ITT Corp.	46,100	2,950
Teleflex Inc.	52,900	2,914
Total		11,468

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2008

Investments	Shares	Value (000)
Oil: Crude Producers 2.10%
Forest Oil Corp.*	34,100	$2,009
Petrohawk Energy Corp.*	91,700	2,168
Range Resources Corp.	37,087	2,462
Total		6,639
Production Technology Equipment 0.25%
ATMI, Inc.*	26,300	774
Real Estate Investment Trusts 1.47%
Duke Realty Corp.	39,800	972
EastGroup Properties, Inc.	76,800	3,664
Total		4,636
Restaurants 0.81%
CBRL Group, Inc.	45,000	1,662
Cheesecake Factory Inc. (The)*	40,148	909
Total		2,571
Retail 1.75%
Genesco Inc.*	132,658	2,940
Pier 1 Imports, Inc.*	32,403	253
Sonic Automotive, Inc. Class A	115,522	2,344
Total		5,537
Scientific Equipment & Supplies 0.90%
Applera Corp. Tracking Stock	88,600	2,827
Services: Commercial 0.86%
Tetra Tech, Inc.*	129,200	2,730
Shipping 0.92%
UTi Worldwide Inc.	131,500	2,890
Steel 1.94%
Carpenter Technology Corp.	40,076	2,055
Harsco Corp.	68,822	4,083
Total		6,138

Investments	Shares	Value (000)
Telecommunications Equipment 0.90%
Polycom, Inc.*	126,400	$2,831
Truckers 0.98%
Heartland Express, Inc.	199,243	3,082
Utilities: Electrical 7.19%
Avista Corp.	72,490	1,488
Black Hills Corp.	79,510	3,102
Cleco Corp.	159,400	3,827
DPL Inc.	182,800	5,087
IDACORP, Inc.	129,900	4,214
Wisconsin Energy Corp.	104,983	4,983
Total		22,701
Utilities: Gas Distributors 3.49%
New Jersey Resources Corp.	69,298	2,207
Piedmont Natural Gas Co., Inc.	167,775	4,411
UGI Corp.	169,970	4,419
Total		11,037
Total Common Stocks (cost $283,849,081)		283,298
CONVERTIBLE PREFERRED STOCK 0.81%
Banks 0.81%
East West Bancorp, Inc. (cost $2,340,000)	2,340	2,568
Total Long-Term Investments (cost $286,189,081)		285,866

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 11.10%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $35,765,000 of Federal Home Loan Bank at 2.73% due 1/23/2009; value: $35,765,000; proceeds: $35,062,426 (cost $35,060,985)	$35,061	$35,061
Total Investments in Securities 101.61% (cost $321,250,066)		320,927
Liabilities in Excess of Other Assets (1.61%)		(5,076)
Net Assets 100.00%		$315,851

Tracking Stock A security issued by a parent company that tracks the performance of a particular division.

  *  Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

April 30, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$2,674,895,036	$588,244,908	$1,435,537,545	$356,089,520	$59,193,581	$286,189,081
Investments in common stocks, at value	$2,932,296,082	$582,759,934	$1,509,236,032	$343,644,608	$60,494,928	$285,866,500
Repurchase agreements, at value	172,527,452	3,383,811	62,577,534	18,648,925	1,218,658	35,060,985
Cash	1,446,776	–	–	–	87,274	–
Foreign cash, at value (cost $1,327,970)	–	–	–	1,319,224	–	–
Receivables:
Interest and dividends	2,502,641	139	6,349,362	1,069,705	79,550	76,363
Investment securities sold	14,277,299	–	62,915,086	18,497,312	918,869	624,871
Capital shares sold	3,929,884	5,331,963	2,093,434	623,432	94,894	1,061,637
From affiliates (See Note 3)	–	189,697	–	–	12,959	15,562
Prepaid expenses and other assets	49,658	107,889	189,800	26,975	46,313	113,432
Total assets	3,127,029,792	591,773,433	1,643,361,248	383,830,181	62,953,445	322,819,350
LIABILITIES:
Payables:
Investment securities purchased	28,811,820	1,922,162	81,036,939	17,228,043	1,199,080	6,156,297
Capital shares reacquired	4,389,251	737,664	2,623,655	353,558	14,131	345,713
Management fees	1,281,437	–	869,976	208,901	16,806	179,656
12b-1 distribution fees	1,515,343	312,441	541,455	113,497	16,187	128,391
Fund administration	96,624	–	47,512	11,097	1,681	9,582
Trustees' fees	387,394	28,147	60,628	34,778	5,164	5,993
To bank-foreign cash, at value (cost $397,712)	–	–	83,110	–	–	–
To affiliates (See Note 3)	18,064	–	67,049	48,457	–	30,348
Accrued expenses and other liabilities	1,222,939	212,163	486,700	209,064	73,387	112,616
Total liabilities	37,722,872	3,212,577	85,817,024	18,207,395	1,326,436	6,968,596
NET ASSETS	$3,089,306,920	$588,560,856	$1,557,544,224	$365,622,786	$61,627,009	$315,850,754
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,752,863,360	$560,922,422	$1,476,732,089	$375,347,927	$62,056,661	$322,633,674
Undistributed (distributions in excess of) net investment income	2,647,812	(14,265,406)	5,652,243	(636,963)	232,725	(151,761)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	76,394,702	47,388,814	1,225,443	3,361,551	(1,963,724)	(6,308,578)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	257,401,046	(5,484,974)	73,934,449	(12,449,729)	1,301,347	(322,581)
Net Assets	$3,089,306,920	$588,560,856	$1,557,544,224	$365,622,786	$61,627,009	$315,850,754

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Net assets by class:
Class A Shares	$2,170,592,413	$361,925,634	$1,019,322,468	$146,297,233	$27,541,115	$143,022,343
Class B Shares	$241,192,604	$48,818,021	$75,866,240	$31,124,676	$3,640,124	$15,319,301
Class C Shares	$569,137,726	$162,347,530	$196,232,298	$32,735,206	$5,881,307	$57,794,459
Class F Shares	$363,554	$1,714,527	$127,401	$8,519	$9,170	$92,381
Class I Shares	$62,460,523	$12,155,430	$263,545,175	$153,770,914	$24,539,900	$92,925,677
Class P Shares	$31,208,025	–	$2,203,981	$1,618,515	$15,393	$4,859,668
Class R2 Shares	$9,550	$396,861	$9,324	$56,983	–	$507,746
Class R3 Shares	$14,342,525	$1,202,853	$237,337	$10,740	–	$1,329,179
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	182,734,094	15,904,366	68,641,779	10,507,310	2,327,031	11,286,884
Class B Shares	21,129,445	2,229,064	5,200,134	2,347,545	313,158	1,227,194
Class C Shares	50,055,098	7,460,486	13,447,884	2,482,970	505,780	4,629,643
Class F Shares	30,673	75,427	8,596	613.596	777	7,302
Class I Shares	5,230,551	531,863	17,608,103	10,774,598	2,060,979	7,300,795
Class P Shares	2,657,145	–	149,263	115,106	1,297.44	384,625
Class R2 Shares	807	17,488	630.493	4,114	–	40,192
Class R3 Shares	1,211,311	52,982	16,040	775	–	105,243
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$11.88	$22.76	$14.85	$13.92	$11.84	$12.67
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.60	$24.15	$15.76	$14.77	$12.56	$13.44
Class B Shares–Net asset value	$11.41	$21.90	$14.59	$13.26	$11.62	$12.48
Class C Shares–Net asset value	$11.37	$21.76	$14.59	$13.18	$11.63	$12.48
Class F Shares–Net asset value	$11.85	$22.73	$14.82	$13.88	$11.80	$12.65
Class I Shares–Net asset value	$11.94	$22.85	$14.97	$14.27	$11.91	$12.73
Class P Shares–Net asset value	$11.74	–	$14.77	$14.06	$11.86	$12.63
Class R2 Shares–Net asset value	$11.83	$22.69	$14.79	$13.85	–	$12.63
Class R3 Shares–Net asset value	$11.84	$22.70	$14.80	$13.86	–	$12.63

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2008

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of 0, $0, $986,487 $respectively)	$24,037,829	$1,430,368	$15,694,005
Interest and other	1,757,733	33,135	1,045,338
Total investment income	25,795,562	1,463,503	16,739,343
Expenses:
Management fees	8,202,979	260,772	5,546,721
12b-1 distribution plan–Class A	3,790,893	564,132	1,738,159
12b-1 distribution plan–Class B	1,240,813	251,461	375,430
12b-1 distribution plan–Class C	2,885,171	722,236	977,689
12b-1 distribution plan–Class F	72	277	23
12b-1 distribution plan–Class P	95,486	–	4,387
12b-1 distribution plan–Class R2	28	336	28
12b-1 distribution plan–Class R3	5,651	614	309
Shareholder servicing	2,640,662	597,310	1,163,935
Professional	43,680	16,198	33,577
Reports to shareholders	203,805	83,720	79,246
Fund administration	618,446	–	302,748
Custody	29,897	4,975	344,550
Trustees' fees	34,863	4,905	13,190
Registration	67,784	67,186	123,964
Subsidy (See Note 3)	71,046	–	268,720
Other	38,267	6,049	19,279
Gross expenses	19,969,543	2,580,171	10,991,955
Expense reductions (See Note 7)	(43,217)	(7,117)	(21,293)
Expenses assumed by Underlying Funds (See Note 3)	–	(773,226)	–
Management fee waived (See Note 3)	–	(260,772)	–
Net expenses	19,926,326	1,539,056	10,970,662
Net investment income (loss)	5,869,236	(75,553)	5,768,681
Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	–	51,358,516	–
Net realized gain (loss) on investments and foreign currency related transactions	76,690,027	(3,230,741)	6,196,997
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(288,342,824)	(130,491,615)	(180,859,156)
Net realized and unrealized loss	(211,652,797)	(82,363,840)	(174,662,159)
Net Decrease in Net Assets Resulting From Operations	$(205,783,561)	$(82,439,393)	$(168,893,478)

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2008

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of 168,062, $1,300, $0 $respectively)	$3,107,739	$543,024	$1,675,977
Interest and other	212,901	19,652	456,520
Total investment income	3,320,640	562,676	2,132,497
Expenses:
Management fees	1,379,579	108,402	1,098,417
12b-1 distribution plan–Class A	276,474	45,651	242,215
12b-1 distribution plan–Class B	171,080	18,277	65,788
12b-1 distribution plan–Class C	174,175	30,387	280,331
12b-1 distribution plan–Class F	4	4	24
12b-1 distribution plan–Class P	4,178	35	11,132
12b-1 distribution plan–Class R2	141	–	882
12b-1 distribution plan–Class R3	23	–	1,983
Shareholder servicing	372,713	49,790	218,418
Professional	27,956	20,121	21,894
Reports to shareholders	27,348	8,141	10,757
Fund administration	73,578	10,840	58,582
Custody	96,734	7,718	6,189
Trustees' fees	4,154	644	3,089
Registration	55,642	41,222	51,289
Subsidy (See Note 3)	213,040	–	106,764
Other	6,502	3,318	5,671
Gross expenses	2,883,321	344,550	2,183,425
Expense reductions (See Note 7)	(7,484)	(757)	(4,653)
Expenses assumed by advisor (See Note 3)	–	(86,902)	(162,630)
Net expenses	2,875,837	256,891	2,016,142
Net investment income	444,803	305,785	116,355
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and foreign currency related transactions	4,027,703	(1,828,686)	(6,029,151)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(90,985,257)	(4,327,698)	(18,123,542)
Net realized and unrealized loss	(86,957,554)	(6,156,384)	(24,152,693)
Net Decrease in Net Assets Resulting From Operations	$(86,512,751)	$(5,850,599)	$(24,036,338)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	All Value Fund		Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income (loss)	$5,869,236	$14,854,128	$(75,553)	$(1,703,844)
Capital gains received from Underlying Funds	–	–	51,358,516	24,202,650
Net realized gain (loss) on investment and foreign currency related transactions	76,690,027	233,898,148	(3,230,741)	17,045,471
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(288,342,824)	151,581,331	(130,491,615)	61,661,174
Net increase (decrease) in net assets resulting from operations	(205,783,561)	400,333,607	(82,439,393)	101,205,451
Distributions to shareholders from:
Net investment income
Class A	(13,489,341)	(12,775,982)	(9,179,403)	(6,350,115)
Class B	–	(552)	(1,247,863)	(1,171,315)
Class C	(126)	(128,119)	(3,668,999)	(2,273,127)
Class F	(89)	–	(302)	–
Class I	(495,585)	(37,716)	(64,370)	(42,103)
Class P	(235,212)	(289,375)	–	–
Class R2	(77)	–	(288)	–
Class R3	(79)	–	(303)	–
Net realized gain
Class A	(161,638,728)	(161,681,244)	(17,908,777)	(2,238,803)
Class B	(19,799,396)	(21,489,192)	(3,144,254)	(547,383)
Class C	(45,461,371)	(48,023,274)	(8,529,551)	(907,602)
Class F	(690)	–	(540)	–
Class I	(3,721,256)	(308,114)	(113,914)	(13,729)
Class P	(3,349,806)	(3,249,133)	–	–
Class R2	(688)	–	(537)	–
Class R3	(688)	–	(559)	–
Total distributions to shareholders	(248,193,132)	(247,982,701)	(43,859,660)	(13,544,177)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	256,722,344	509,405,367	209,171,499	188,218,481
Reinvestment of distributions	225,476,504	221,549,688	36,694,904	11,554,965
Cost of shares reacquired	(337,137,218)	(631,834,107)	(68,605,576)	(70,432,007)
Net increase in net assets resulting from capital share transactions	145,061,630	99,120,948	177,260,827	129,341,439
Net increase (decrease) in net assets	(308,915,063)	251,471,854	50,961,774	217,002,713
NET ASSETS:
Beginning of period	$3,398,221,983	$3,146,750,129	$537,599,082	$320,596,369
End of period	$3,089,306,920	$3,398,221,983	$588,560,856	$537,599,082
Undistributed (distributions in excess of) net investment income	$2,647,812	$10,999,085	$(14,265,406)	$(28,325)

See Notes to Financial Statements.

	International Core Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income (loss)	$5,768,681	$12,916,434
Capital gains received from Underlying Funds	–	–
Net realized gain (loss) on investment and foreign currency related transactions	6,196,997	137,467,586
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(180,859,156)	175,403,001
Net increase (decrease) in net assets resulting from operations	(168,893,478)	325,787,021
Distributions to shareholders from:
Net investment income
Class A	(8,011,785)	(2,710,118)
Class B	(204,068)	(263)
Class C	(470,631)	(1,523)
Class F	(103)	–
Class I	(2,681,754)	(477,573)
Class P	(23,780)	(358)
Class R2	(98)	–
Class R3	(99)	–
Net realized gain
Class A	(92,685,098)	(41,431,604)
Class B	(7,222,092)	(3,325,811)
Class C	(18,758,210)	(8,780,857)
Class F	(870)	–
Class I	(22,554,732)	(4,561,881)
Class P	(204,843)	(5,119)
Class R2	(867)	–
Class R3	(867)	–
Total distributions to shareholders	(152,819,897)	(61,295,107)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	212,215,681	592,576,019
Reinvestment of distributions	141,109,226	55,793,993
Cost of shares reacquired	(115,297,294)	(187,075,738)
Net increase in net assets resulting from capital share transactions	238,027,613	461,294,274
Net increase (decrease) in net assets	(83,685,762)	725,786,188
NET ASSETS:
Beginning of period	$1,641,229,986	$915,443,798
End of period	$1,557,544,224	$1,641,229,986
Undistributed (distributions in excess of) net investment income	$5,652,243	$11,275,880

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	International Opportunities Fund		Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income	$444,803	$1,221,318	$305,785	$882,966
Net realized gain (loss) on investment and foreign currency related transactions	4,027,703	73,975,872	(1,828,686)	7,792,179
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(90,985,257)	26,761,773	(4,327,698)	(1,055,965)
Net increase (decrease) in net assets resulting from operations	(86,512,751)	101,958,963	(5,850,599)	7,619,180
Distributions to shareholders from:
Net investment income
Class A	(777,269)	(146,762)	(371,333)	(267,248)
Class B	–	–	(29,316)	(27,218)
Class C	–	–	(48,299)	(35,814)
Class F	(73)	–	(162)	–
Class I	(1,115,657)	(586,899)	(333,339)	(438,019)
Class P	(8,529)	(2,764)	(203)	(164)
Class R2	(69)	–	–	–
Class R3	(70)	–	–	–
Net realized gain
Class A	(21,778,731)	–	(3,678,222)	(492,090)
Class B	(4,924,461)	–	(534,598)	(76,559)
Class C	(4,985,509)	–	(873,869)	(111,463)
Class F	(1,155)	–	(1,314)	–
Class I	(17,303,872)	–	(2,665,783)	(661,763)
Class P	(236,757)	–	(2,206)	(342)
Class R2	(1,151)	–	–	–
Class R3	(1,150)	–	–	–
Total distributions to shareholders	(51,134,453)	(736,425)	(8,538,644)	(2,110,680)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	65,888,025	150,482,404	14,394,344	19,954,200
Reinvestment of distributions	49,699,869	730,062	7,435,287	1,736,850
Cost of shares reacquired	(65,824,863)	(166,237,108)	(7,450,153)	(24,589,762)
Net increase (decrease) in net assets resulting from capital share transactions	49,763,031	(15,024,642)	14,379,478	(2,898,712)
Net increase (decrease) in net assets	(87,884,173)	86,197,896	(9,765)	2,609,788
NET ASSETS:
Beginning of period	$453,506,959	$367,309,063	$61,636,774	$59,026,986
End of period	$365,622,786	$453,506,959	$61,627,009	$61,636,774
Undistributed (distributions in excess of) net investment income	$(636,963)	$819,901	$232,725	$709,592

See Notes to Financial Statements.

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment income	$116,355	$57,887
Net realized gain (loss) on investment and foreign currency related transactions	(6,029,151)	10,555,416
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(18,123,542)	14,308,312
Net increase (decrease) in net assets resulting from operations	(24,036,338)	24,921,615
Distributions to shareholders from:
Net investment income
Class A	(84,095)	(2,607)
Class B	–	–
Class C	–	–
Class F	(31)	–
Class I	(213,741)	(5,179)
Class P	(5,036)	–
Class R2	(19)	–
Class R3	(714)	–
Net realized gain
Class A	(5,270,289)	(1,967,531)
Class B	(512,824)	(179,920)
Class C	(2,168,308)	(508,641)
Class F	(359)	–
Class I	(2,275,577)	(131,729)
Class P	(197,156)	(386)
Class R2	(358)	–
Class R3	(9,543)	–
Total distributions to shareholders	(10,738,050)	(2,795,993)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	99,500,704	211,784,427
Reinvestment of distributions	9,139,547	2,329,892
Cost of shares reacquired	(37,941,180)	(39,206,407)
Net increase (decrease) in net assets resulting from capital share transactions	70,699,071	174,907,912
Net increase (decrease) in net assets	35,924,683	197,033,534
NET ASSETS:
Beginning of period	$279,926,071	$82,892,537
End of period	$315,850,754	$279,926,071
Undistributed (distributions in excess of) net investment income	$(151,761)	$35,520

See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.69		$13.14	$12.13	$11.18	$9.93	$8.22
Investment operations:
Net investment income(a)	.03		.08	.08	.07	.06	.02
Net realized and unrealized gain (loss)	(.82)		1.52	1.82	1.06	1.30	1.87
Total from investment operations	(.79)		1.60	1.90	1.13	1.36	1.89
Distributions to shareholders from:
Net investment income	(.08)		(.08)	(.06)	(.07)	(.01)	–
Net realized gain	(.94)		(.97)	(.83)	(.11)	(.10)	(.18)
Total distributions	(1.02)		(1.05)	(.89)	(.18)	(.11)	(.18)
Net asset value, end of period	$11.88		$13.69	$13.14	$12.13	$11.18	$9.93
Total Return(b)	(5.89	)%(c)	13.12%	16.49%	10.19%	13.80%	23.46%
Ratios to Average Net Assets:
Expenses, including expense reductions	.56	%(c)	1.12%	1.14%	1.17%	1.24%	1.38%
Expenses, excluding expense reductions	.56	%(c)	1.12%	1.14%	1.17%	1.24%	1.38%
Net investment income	.27	%(c)	.63%	.63%	.62%	.53%	.25%
Supplemental Data:
Net assets, end of period (000)	$2,170,592		$2,375,786	$2,198,884	$1,771,120	$1,268,285	$452,098
Portfolio turnover rate	38.00	%(c)	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.16		$12.66	$11.74	$10.84	$9.69	$8.07
Investment operations:
Net investment loss(a)	(.01)		– (c)	– (c)	– (c)	(.01)	(.03)
Net realized and unrealized gain (loss)	(.80)		1.47	1.76	1.02	1.26	1.83
Total from investment operations	(.81)		1.47	1.76	1.02	1.25	1.80
Distributions to shareholders from:
Net investment income	–		– (c)	–	(.01)	–	–
Net realized gain	(.94)		(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(.94)		(.97)	(.84)	(.12)	(.10)	(.18)
Net asset value, end of period	$11.41		$13.16	$12.66	$11.74	$10.84	$9.69
Total Return(b)	(6.29	)%(d)	12.50%	15.68%	9.52%	12.98%	22.77%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(d)	1.77%	1.79%	1.81%	1.87%	2.00%
Expenses, excluding expense reductions	.88	%(d)	1.77%	1.79%	1.81%	1.87%	2.00%
Net investment loss	(.05	)%(d)	(.01)%	(.02)%	(.01)%	(.10)%	(.37)%
Supplemental Data:
Net assets, end of period (000)	$241,193		$280,279	$278,649	$240,977	$185,775	$100,272
Portfolio turnover rate	38.00	%(d)	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.11		$12.62	$11.71	$10.81	$9.66	$8.05
Investment operations:
Net investment loss(a)	(.01)		– (c)	– (c)	– (c)	(.01)	(.03)
Net realized and unrealized gain (loss)	(.79)		1.46	1.75	1.02	1.26	1.82
Total from investment operations	(.80)		1.46	1.75	1.02	1.25	1.79
Distributions to shareholders from:
Net investment income	–		– (c)	–	(.01)	–	–
Net realized gain	(.94)		(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(.94)		(.97)	(.84)	(.12)	(.10)	(.18)
Net asset value, end of period	$11.37		$13.11	$12.62	$11.71	$10.81	$9.66
Total Return(b)	(6.23	)%(d)	12.48%	15.64%	9.56%	13.02%	22.70%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(d)	1.77%	1.79%	1.81%	1.87%	2.00%
Expenses, excluding expense reductions	.88	%(d)	1.77%	1.79%	1.81%	1.87%	2.00%
Net investment loss	(.05	)%(d)	(.01)%	(.02)%	(.01)%	(.10)%	(.37)%
Supplemental Data:
Net assets, end of period (000)	$569,138		$639,749	$622,822	$513,752	$389,161	$200,025
Portfolio turnover rate	38.00	%(d)	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2008		9/28/2007(a) to
	(unaudited)		10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.70		$13.62
Investment operations:
Net investment income(b)	.04		–	(c)
Net realized and unrealized gain (loss)	(.83)		.08
Total from investment operations	(.79)		.08
Distributions to shareholders from:
Net investment income	(.12)		–
Net realized gain	(.94)		–
Total distributions	(1.06)		–
Net asset value, end of period	$11.85		$13.70
Total Return(d)	(5.86	)%(e)	.59	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(e)	.08	%(e)
Expenses, excluding expense reductions	.43	%(e)	.08	%(e)
Net investment income	.32	%(e)	.04	%(e)
Supplemental Data:
Net assets, end of period (000)	$364		$10
Portfolio turnover rate	38.00	%(e)	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended				3/31/2003(c) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.79		$13.21	$12.19	$11.22	$9.95	$7.83
Investment operations:
Net investment income(a)	.05		.10	.12	.12	.10	.03
Net realized and unrealized gain (loss)	(.84)		1.57	1.83	1.06	1.30	2.09
Total from investment operations	(.79)		1.67	1.95	1.18	1.40	2.12
Distributions to shareholders from:
Net investment income	(.12)		(.12)	(.10)	(.10)	(.03)	–
Net realized gain	(.94)		(.97)	(.83)	(.11)	(.10)	–
Total distributions	(1.06)		(1.09)	(.93)	(.21)	(.13)	–
Net asset value, end of period	$11.94		$13.79	$13.21	$12.19	$11.22	$9.95
Total Return(b)	(5.80	)%(d)	13.68%	16.87%	10.61%	14.18%	27.08	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(d)	.78%	.79%	.81%	.87%†	1.00	%(d)†
Expenses, excluding expense reductions	.38	%(d)	.78%	.79%	.81%	.87%†	1.00	%(d)†
Net investment income	.44	%(d)	.78%	.97%	.97%	.90%†	.63	%(d)†
Supplemental Data:
Net assets, end of period (000)	$62,460		$53,737	$3,880	$2,645	$1,750	$13
Portfolio turnover rate	38.00	%(d)	63.23%	63.84%	52.24%	21.92%	36.39%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.55		$13.03	$12.05	$11.12	$9.88	$8.19
Investment operations:
Net investment income(a)	.03		.07	.06	.06	.05	.01
Net realized and unrealized gain (loss)	(.83)		1.51	1.82	1.05	1.30	1.86
Total from investment operations	(.80)		1.58	1.88	1.11	1.35	1.87
Distributions to shareholders from:
Net investment income	(.07)		(.09)	(.06)	(.07)	(.01)	–
Net realized gain	(.94)		(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(1.01)		(1.06)	(.90)	(.18)	(.11)	(.18)
Net asset value, end of period	$11.74		$13.55	$13.03	$12.05	$11.12	$9.88
Total Return(b)	(6.05	)%(c)	13.08%	16.36%	10.09%	13.71%	23.30%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.22%	1.24%	1.26%	1.32%†	1.45%
Expenses, excluding expense reductions	.61	%(c)	1.22%	1.25%	1.26%	1.32%†	1.45%
Net investment income	.24	%(c)	.53%	.49%	.47%	.45%†	.18%
Supplemental Data:
Net assets, end of period (000)	$31,208		$48,641	$42,516	$13,279	$4,895	$1,280
Portfolio turnover rate	38.00	%(c)	63.23%	63.84%	52.24%	21.92%	36.39%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.69		$13.62
Investment operations:
Net investment income (loss)(b)	.02		–	(c)
Net realized and unrealized gain (loss)	(.84)		.07
Total from investment operations	(.82)		.07
Distributions to shareholders from:
Net investment income	(.10)		–
Net realized gain	(.94)		–
Total distributions	(1.04)		–
Net asset value, end of period	$11.83		$13.69
Total Return(d)	(6.08	)%(e)	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(e)	.12	%(e)
Expenses, excluding expense reductions	.68	%(e)	.12	%(e)
Net investment income	.15	%(e)	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$10		$10
Portfolio turnover rate	38.00	%(e)	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALL VALUE FUND

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.69		$13.62
Investment operations:
Net investment income (loss)(b)	(.01)		–	(c)
Net realized and unrealized gain (loss)	(.79)		.07
Total from investment operations	(.80)		.07
Distributions to shareholders from:
Net investment income	(.11)		–
Net realized gain	(.94)		–
Total distributions	(1.05)		–
Net asset value, end of period	$11.84		$13.69
Total Return(d)	(5.97	)%(e)	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(e)	.11	%(e)
Expenses, excluding expense reductions	.62	%(e)	.11	%(e)
Net investment income (loss)	(.07	)%(e)	.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$14,342		$10
Portfolio turnover rate	38.00	%(e)	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$29.08		$23.68	$19.11	$15.96	$14.38	$10.62
Investment operations:
Net investment income (loss)(a)	.02		(.04)	(.06)	(.01)	.10	.02
Net realized and unrealized gain (loss)	(4.09)		6.44	4.63	3.26	1.48	3.83
Total from investment operations	(4.07)		6.40	4.57	3.25	1.58	3.85
Distributions to shareholders from:
Net investment income	(.76)		(.74)	–	(.10)	–	–
Net realized gain	(1.49)		(.26)	–	–	–	(.09)
Total distributions	(2.25)		(1.00)	–	(.10)	–	(.09)
Net asset value, end of period	$22.76		$29.08	$23.68	$19.11	$15.96	$14.38
Total Return(b)	(14.74	)%(c)	28.00%	23.91%	20.46%	10.99%	36.59%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.18	%(c)	.35%	.35%	.35%	.36%	.39%
Expenses, including expense reductions and expenses assumed and waived	.17	%(c)	.35%	.35%	.35%	.36%	.39%
Expenses, excluding expense reductions and expenses assumed and waived	.37	%(c)	.79%	.80%	.83%	1.03%	1.45%
Net investment income (loss)	.10	%(c)	(.17)%	(.28)%	(.08)%	.63%	.13%
Supplemental Data:
Net assets, end of period (000)	$361,926		$332,175	$196,448	$90,641	$69,957	$62,383
Portfolio turnover rate	.36	%(c)	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$27.98		$22.79	$18.51	$15.46	$14.02	$10.43
Investment operations:
Net investment income (loss)(a)	(.04)		(.20)	(.20)	(.12)	.01	(.06)
Net realized and unrealized gain (loss)	(3.96)		6.21	4.48	3.17	1.43	3.74
Total from investment operations	(4.00)		6.01	4.28	3.05	1.44	3.68
Distributions to shareholders from:
Net investment income	(.59)		(.56)	–	–	–	–
Net realized gain	(1.49)		(.26)	–	–	–	(.09)
Total distributions	(2.08)		(.82)	–	–	–	(.09)
Net asset value, end of period	$21.90		$27.98	$22.79	$18.51	$15.46	$14.02
Total Return(b)	(15.04	)%(c)	2.17%	23.12%	19.73%	10.27%	35.62%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	.70	%(c)	1.44%	1.44%	1.47%	1.68%	2.10%
Net investment income (loss)	(.19	)%(c)	(.79)%	(.92)%	(.71)%	.03%	(.52)%
Supplemental Data:
Net assets, end of period (000)	$48,818		$58,045	$47,954	$45,179	$41,771	$42,342
Portfolio turnover rate	.36	%(c)	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$27.87		$22.79	$18.51	$15.46	$14.02	$10.43
Investment operations:
Net investment income (loss)(a)	(.05)		(.21)	(.20)	(.12)	.01	(.06)
Net realized and unrealized gain (loss)	(3.93)		6.21	4.48	3.17	1.43	3.74
Total from investment operations	(3.98)		6.00	4.28	3.05	1.44	3.68
Distributions to shareholders from:
Net investment income	(.64)		(.66)	–	–	–	–
Net realized gain	(1.49)		(.26)	–	–	–	(.09)
Total distributions	(2.13)		(.92)	–	–	–	(.09)
Net asset value, end of period	$21.76		$27.87	$22.79	$18.51	$15.46	$14.02
Total Return(b)	(15.05	)%(c)	27.20%	23.12%	19.73%	10.27%	35.62%
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	.70	%(c)	1.44%	1.45%	1.47%	1.68%	2.10%
Net investment income (loss)	(.22	)%(c)	(.83)%	(.92)%	(.71)%	.03%	(.52)%
Supplemental Data:
Net assets, end of period (000)	$162,347		$145,528	$75,193	$29,998	$27,701	$28,970
Portfolio turnover rate	.36	%(c)	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.09		$27.77
Investment operations:
Net investment loss(b)	(.01)		–	(c)
Net realized and unrealized gain (loss)	(4.03)		1.32
Total from investment operations	(4.04)		1.32
Distributions to shareholders from:
Net investment income	(.83)		–
Net realized gain	(1.49)		–
Total distributions	(2.32)		–
Net asset value, end of period	$22.73		$29.09
Total Return(d)	(14.65	)%(e)	4.75	%(e)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.05	%(e)	.01	%(e)
Expenses, including expense reductions and expenses assumed and waived	.05	%(e)	.01	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.23	%(e)	.07	%(e)
Net investment income (loss)	(.04	)%(e)	(.01	)%(e)
Supplemental Data:
Net assets, end of period (000)	$1,715		$11
Portfolio turnover rate	.36	%(e)	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			10/20/2004(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$29.23		$23.77	$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.03		.05	.02	.05	–	(e)
Net realized and unrealized gain (loss)	(4.08)		6.47	4.63	3.27	.31
Total from investment operations	(4.05)		6.52	4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.84)		(.80)	–	(.16)	–
Net realized gain	(1.49)		(.26)	–	–	–
Total distributions	(2.33)		(1.06)	–	(.16)	–
Net asset value, end of period	$22.85		$29.23	$23.77	$19.12	$15.96
Total Return(b)	(14.63)%		28.48%	24.32%	20.91%	2.18	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.19	%(d)	.44%	.45%	.48%	.00	%(d)
Net investment income	.14	%(d)	.19%	.08%	.27%	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$12,155		$1,819	$1,001	$539	$398
Portfolio turnover rate	.36	%(d)	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.08		$27.77
Investment operations:
Net investment loss(b)	(.06)		(.01)
Net realized and unrealized gain (loss)	(4.04)		1.32
Total from investment operations	(4.10)		1.31
Distributions to shareholders from:
Net investment income	(.80)		–
Net realized gain	(1.49)		–
Total distributions	(2.29)		–
Net asset value, end of period	$22.69		$29.08
Total Return(c)	(14.88	)%(d)	4.72	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.29	%(d)	.05	%(d)
Expenses, including expense reductions and expenses assumed and waived	.29	%(d)	.05	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.47	%(d)	.11	%(d)
Net investment loss	(.26	)%(d)	(.05	)%(d)
Supplemental Data:
Net assets, end of period (000)	$397		$10
Portfolio turnover rate	.36	%(d)	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$29.08		$27.77
Investment operations:
Net investment loss(b)	(.05)		(.01)
Net realized and unrealized gain (loss)	(4.03)		1.32
Total from investment operations	(4.08)		1.31
Distributions to shareholders from:
Net investment income	(.81)		–
Net realized gain	(1.49)		–
Total distributions	(2.30)		–
Net asset value, end of period	$22.70		$29.08
Total Return(c)	(14.82	)%(d)	4.72	%(d)
Ratios to Average Net Assets*:
Expenses, excluding expense reductions and including expenses assumed and waived	.24	%(d)	.04	%(d)
Expenses, including expense reductions and expenses assumed and waived	.24	%(d)	.04	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.42	%(d)	.10	%(d)
Net investment loss	(.23	)%(d)	(.04	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,203		$10
Portfolio turnover rate	.36	%(d)	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			12/15/2003(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.34		$15.23	$12.37	$10.42	$10.00
Unrealized appreciation on investments						.15
Net asset value on SEC Effective Date						$10.15
Investment operations:
Net investment income(b)	.06		.17	.08	.09	.04
Net realized and unrealized gain (loss)	(1.89)		3.92	3.17	1.87	.23
Total from investment operations	(1.83)		4.09	3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.13)		(.06)	(.05)	(.01)	–
Net realized gain	(1.53)		(.92)	(.34)	–	–
Total distributions	(1.66)		(.98)	(.39)	(.01)	–
Net asset value, end of period	$14.85		$18.34	$15.23	$12.37	$10.42
Total Return(c)						1.50	%(d)(e)
Total Return(c)	(10.14	)%(d)	28.22%	26.86%	18.80%	2.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.40%	1.53%	1.66%	1.50	%(d)
Expenses, including expense reductions and expenses assumed	.69	%(d)	1.40%	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.41%	1.53%	1.66%	2.13	%(d)
Net investment income	.41	%(d)	1.02%	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,019,323		$1,082,308	$655,273	$235,563	$58,484
Portfolio turnover rate	52.88	%(d)	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			12/15/2003(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.00		$15.00	$12.24	$10.36	$10.00
Unrealized appreciation on investments						.15
Net asset value on SEC Effective Date						$10.15
Investment operations:
Net investment income (loss)(b)	.01		.06	(.01)	.03	(.01)
Net realized and unrealized gain (loss)	(1.85)		3.86	3.13	1.85	.22
Total from investment operations	(1.84)		3.92	3.12	1.88	.21
Distributions to shareholders from:
Net investment income	(.04)		– (g)	(.02)	–	–
Net realized gain	(1.53)		(.92)	(.34)	–	–
Total distributions	(1.57)		(.92)	(.36)	–	–
Net asset value, end of period	$14.59		$18.00	$15.00	$12.24	$10.36
Total Return(c)						1.50	%(d)(e)
Total Return(c)	(10.40	)%(d)	27.39%	25.98%	18.15%	2.07	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.05%	2.17%	2.30%	2.04	%(d)
Expenses, including expense reductions and expenses assumed	1.02	%(d)	2.05%	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.06%	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.08	%(d)	.36%	(.09)%	.22%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$75,866		$82,699	$51,040	$17,472	$2,937
Portfolio turnover rate	52.88	%(d)	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			12/15/2003(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.00		$15.00	$12.24	$10.37	$10.00
Unrealized appreciation on investments						.15
Net asset value on SEC Effective Date						$10.15
Investment operations:
Net investment income (loss)(b)	.01		.06	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	(1.85)		3.86	3.13	1.85	.23
Total from investment operations	(1.84)		3.92	3.12	1.87	.22
Distributions to shareholders from:
Net investment income	(.04)		– (g)	(.02)	–	–
Net realized gain	(1.53)		(.92)	(.34)	–	–
Total distributions	(1.57)		(.92)	(.36)	–	–
Net asset value, end of period	$14.59		$18.00	$15.00	$12.24	$10.37
Total Return(c)						1.50	%(d)(e)
Total Return(c)	(10.43	)%(d)	27.39%	25.98%	18.03%	2.17	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.06%	2.18%	2.30%	2.04	%(d)
Expenses, including expense reductions and expenses assumed	1.02	%(d)	2.06%	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.06%	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.08	%(d)	.37%	(.07)%	.19%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$196,232		$216,646	$138,424	$44,240	$9,291
Portfolio turnover rate	52.88	%(d)	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.34		$17.65
Investment operations:
Net investment income (loss)(b)	.12		(.01)
Net realized and unrealized gain (loss)	(1.93)		.70
Total from investment operations	(1.81)		.69
Distributions to shareholders from:
Net investment income	(.18)		–
Net realized gain	(1.53)		–
Total distributions	(1.71)		–
Net asset value, end of period	$14.82		$18.34
Total Return(c)	(10.04	)%(d)	3.91	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.57	%(d)	.12	%(d)
Expenses, including expense reductions and expenses assumed	.57	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.57	%(d)	.12	%(d)
Net investment income (loss)	.81	%(d)	(.06	)%(d)
Supplemental Data:
Net assets, end of period (000)	$128		$10
Portfolio turnover rate	52.88	%(d)	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			12/15/2003(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.49		$15.33	$12.43	$10.45	$10.00
Unrealized appreciation on investments						.15
Net asset value on SEC Effective Date						$10.15
Investment operations:
Net investment income(b)	.09		.25	.13	.12	.08
Net realized and unrealized gain (loss)	(1.90)		3.93	3.19	1.89	.22
Total from investment operations	(1.81)		4.18	3.32	2.01	.30
Distributions to shareholders from:
Net investment income	(.18)		(.10)	(.08)	(.03)	–
Net realized gain	(1.53)		(.92)	(.34)	–	–
Total distributions	(1.71)		(1.02)	(.42)	(.03)	–
Net asset value, end of period	$14.97		$18.49	$15.33	$12.43	$10.45
Total Return(c)						1.50	%(d)(e)
Total Return(c)	(9.94	)%(d)	28.67%	27.26%	19.23%	2.96	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	1.05%	1.19%	1.30%	1.16	%(d)
Expenses, including expense reductions and expenses assumed	.52	%(d)	1.05%	1.18%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and expenses assumed	.52	%(d)	1.06%	1.19%	1.30%	1.79	%(d)
Net investment income	.59	%(d)	1.53%	.92%	1.01%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$263,545		$259,354	$70,641	$11,952	$3,091
Portfolio turnover rate	52.88	%(d)	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2008		Year Ended 10/31			12/15/2003(a) to
	(unaudited)		2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$18.30		$15.22	$12.36	$10.41	$10.00
Unrealized appreciation on investments						.15
Net asset value on SEC Effective Date						$10.15
Investment operations:
Net investment income(b)	.06		.15	.08	.07	.04
Net realized and unrealized gain (loss)	(1.88)		3.91	3.16	1.88	.22
Total from investment operations	(1.82)		4.06	3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.18)		(.06)	(.03)	–	–
Net realized gain	(1.53)		(.92)	(.35)	–	–
Total distributions	(1.71)		(.98)	(.38)	–	–
Net asset value, end of period	$14.77		$18.30	$15.22	$12.36	$10.41
Total Return(c)						1.50	%(d)(e)
Total Return(c)	(10.14	)%(d)	28.07%	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.74	%(d)	1.51%	1.62%	1.71%	1.55	%(d)†
Expenses, including expense reductions and expenses assumed	.74	%(d)	1.51%	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses assumed	.74	%(d)	1.51%	1.63%	1.71%	2.18	%(d)†
Net investment income	.43	%(d)	.91%	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$2,204		$192	$66	$16	$11
Portfolio turnover rate	52.88	%(d)	122.32%	134.00%	100.87%	142.16%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.33		$17.65
Investment operations:
Net investment income (loss)(b)	.04		(.01)
Net realized and unrealized gain (loss)	(1.88)		.69
Total from investment operations	(1.84)		.68
Distributions to shareholders from:
Net investment income	(.17)		–
Net realized gain	(1.53)		–
Total distributions	(1.70)		–
Net asset value, end of period	$14.79		$18.33
Total Return(c)	(10.21	)%(d)	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.80	%(d)	.14	%(d)
Expenses, including expense reductions and expenses assumed	.80	%(d)	.14	%(d)
Expenses, excluding expense reductions and expenses assumed	.80	%(d)	.14	%(d)
Net investment income (loss)	.29	%(d)	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$10
Portfolio turnover rate	52.88	%(d)	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.33		$17.65
Investment operations:
Net investment income (loss)(b)	.07		(.01)
Net realized and unrealized gain (loss)	(1.90)		.69
Total from investment operations	(1.83)		.68
Distributions to shareholders from:
Net investment income	(.17)		–
Net realized gain	(1.53)		–
Total distributions	(1.70)		–
Net asset value, end of period	$14.80		$18.33
Total Return(c)	(10.15	)%(d)	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.76	%(d)	.14	%(d)
Expenses, including expense reductions and expenses assumed	.76	%(d)	.14	%(d)
Expenses, excluding expense reductions and expenses assumed	.76	%(d)	.14	%(d)
Net investment income (loss)	.48	%(d)	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$237		$10
Portfolio turnover rate	52.88	%(d)	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$19.81		$15.72	$11.97	$9.61	$8.41	$6.29
Investment operations:
Net investment income (loss)(a)	.02		.04	.05	(.01)	.02	.08
Net realized and unrealized gain (loss)	(3.66)		4.07	3.70	2.37	1.33	2.09
Total from investment operations	(3.64)		4.11	3.75	2.36	1.35	2.17
Distributions to shareholders from:
Net investment income	(.08)		(.02)	–	–	(.15)	(.05)
Net realized gain	(2.17)		–	–	–	–	–
Total distributions	(2.25)		(.02)	–	–	(.15)	(.05)
Net asset value, end of period	$13.92		$19.81	$15.72	$11.97	$9.61	$8.41
Total Return(b)	(19.44	)%(c)	26.14%	31.33%	24.56%	16.31%	35.07%
Ratios to Average Net Assets:
Expenses, including expense reductions	.78	%(c)	1.56%	1.60%	1.74%	1.83%	2.11%
Expenses, excluding expense reductions	.78	%(c)	1.56%	1.60%	1.74%	1.83%	2.11%
Net investment income (loss)	.11	%(c)	.23%	.38%	(.11)%	.26%	1.11%
Supplemental Data:
Net assets, end of period (000)	$146,297		$200,909	$148,996	$89,402	$67,314	$55,230
Portfolio turnover rate	63.85	%(c)	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.96		$15.12	$11.59	$9.37	$8.20	$6.13
Investment operations:
Net investment income (loss)(a)	(.03)		(.07)	(.04)	(.08)	(.04)	.03
Net realized and unrealized gain (loss)	(3.50)		3.91	3.57	2.30	1.30	2.05
Total from investment operations	(3.53)		3.84	3.53	2.22	1.26	2.08
Distributions to shareholders from:
Net investment income	–		–	–	–	(.09)	(.01)
Net realized gain	(2.17)		–	–	–	–	–
Total distributions	(2.17)		–	–	–	(.09)	(.01)
Net asset value, end of period	$13.26		$18.96	$15.12	$11.59	$9.37	$8.20
Total Return(b)	(19.71	)%(c)	25.40%	30.46%	23.69%	15.61%	33.89%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.11	%(c)	2.21%	2.24%	2.38%	2.48%	2.73%
Expenses, excluding expense reductions	1.11	%(c)	2.21%	2.24%	2.39%	2.48%	2.73%
Net investment income (loss)	(.22	)%(c)	(.43)%	(.30)%	(.76)%	(.39)%	.49%
Supplemental Data:
Net assets, end of period (000)	$31,125		$43,231	$36,642	$27,115	$21,962	$17,978
Portfolio turnover rate	63.85	%(c)	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$18.86		$15.05	$11.54	$9.32	$8.19	$6.12
Investment operations:
Net investment income (loss)(a)	(.03)		(.07)	(.04)	(.08)	(.04)	.07
Net realized and unrealized gain (loss)	(3.48)		3.88	3.55	2.30	1.30	2.04
Total from investment operations	(3.51)		3.81	3.51	2.22	1.26	2.11
Distributions to shareholders from:
Net investment income	–		–	–	–	(.13)	(.04)
Net realized gain	(2.17)		–	–	–	–	–
Total distributions	(2.17)		–	–	–	(.13)	(.04)
Net asset value, end of period	$13.18		$18.86	$15.05	$11.54	$9.32	$8.19
Total Return(b)	(19.71	)%(c)	25.32%	30.42%	23.82%	15.61%	34.67%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.11	%(c)	2.21%	2.24%	2.38%	2.48%	2.73%
Expenses, excluding expense reductions	1.11	%(c)	2.21%	2.25%	2.39%	2.48%	2.73%
Net investment income (loss)	(.22	)%(c)	(.40)%	(.27)%	(.75)%	(.39)%	.99%
Supplemental Data:
Net assets, end of period (000)	$32,735		$43,422	$30,673	$17,621	$12,766	$10,323
Portfolio turnover rate	63.85	%(c)	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.81		$18.82
Investment operations:
Net investment income(b)	.03		.01
Net realized and unrealized gain (loss)	(3.65)		.98
Total from investment operations	(3.62)		.99
Distributions to shareholders from:
Net investment income	(.14)		–
Net realized gain	(2.17)		–
Total distributions	(2.31)		–
Net asset value, end of period	$13.88		$19.81
Total Return(c)	(19.35	)%(d)	5.26	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(d)	.13	%(d)
Expenses, excluding expense reductions	.67	%(d)	.13	%(d)
Net investment income	.22	%(d)	.03	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$11
Portfolio turnover rate	63.85	%(d)	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$20.29		$16.08	$12.21	$9.77	$8.53	$6.39
Investment operations:
Net investment income(a)	.05		.12	.11	.02	.06	.10
Net realized and unrealized gain (loss)	(3.76)		4.15	3.76	2.43	1.34	2.12
Total from investment operations	(3.71)		4.27	3.87	2.45	1.40	2.22
Distributions to shareholders from:
Net investment income	(.14)		(.06)	–	(.01)	(.16)	(.08)
Net realized gain	(2.17)		–	–	–	–	–
Total distributions	(2.31)		(.06)	–	(.01)	(.16)	(.08)
Net asset value, end of period	$14.27		$20.29	$16.08	$12.21	$9.77	$8.53
Total Return(b)	(19.33	)%(c)	26.67%	31.70%	25.06%	16.73%	35.22%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.20%	1.25%	1.38%	1.48%	1.74%
Expenses, excluding expense reductions	.61	%(c)	1.21%	1.25%	1.39%	1.48%	1.74%
Net investment income	.30	%(c)	.65%	.76%	.22%	.61%	1.47%
Supplemental Data:
Net assets, end of period (000)	$153,771		$164,086	$149,509	$67,574	$57,143	$53,237
Portfolio turnover rate	63.85	%(c)	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$20.00		$15.89	$12.11	$9.71	$8.47	$6.31
Investment operations:
Net investment income (loss)(a)	.01		.02	.09	(.01)	.01	.10
Net realized and unrealized gain (loss)	(3.70)		4.12	3.69	2.41	1.35	2.10
Total from investment operations	(3.69)		4.14	3.78	2.40	1.36	2.20
Distributions to shareholders from:
Net investment income	(.08)		(.03)	–	–	(.12)	(.04)
Net realized gain	(2.17)		–	–	–	–	–
Total distributions	(2.25)		(.03)	–	–	(.12)	(.04)
Net asset value, end of period	$14.06		$20.00	$15.89	$12.11	$9.71	$8.47
Total Return(b)	(19.51	)%(c)	26.10%	31.21%	24.72%	16.37%	35.17%
Ratios to Average Net Assets:
Expenses, including expense reductions	.83	%(c)	1.65%	1.74%	1.69%	1.93%†	2.18%†
Expenses, excluding expense reductions	.83	%(c)	1.65%	1.74%	1.69%	1.93%†	2.18%†
Net investment income (loss)	.05	%(c)	.11%	.62%	(.06)%	.16%†	1.00%†
Supplemental Data:
Net assets, end of period (000)	$1,618		$1,826	$1,489	$3	$1	$1
Portfolio turnover rate	63.85	%(c)	115.79%	98.16%	78.65%	75.56%	72.36%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.80		$18.82
Investment operations:
Net investment loss(b)	–		–	(c)
Net realized and unrealized gain (loss)	(3.65)		.98
Total from investment operations	(3.65)		.98
Distributions to shareholders from:
Net investment income	(.13)		–
Net realized gain	(2.17)		–
Total distributions	(2.30)		–
Net asset value, end of period	$13.85		$19.80
Total Return(d)	(19.52	)%(e)	5.21	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.89	%(e)	.16	%(e)
Expenses, excluding expense reductions	.90	%(e)	.16	%(e)
Net investment income	.02	%(e)	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$57		$11
Portfolio turnover rate	63.85	%(e)	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$19.81		$18.82
Investment operations:
Net investment income(b)	.01		–	(c)
Net realized and unrealized gain (loss)	(3.66)		.99
Total from investment operations	(3.65)		.99
Distributions to shareholders from:
Net investment income	(.13)		–
Net realized gain	(2.17)		–
Total distributions	(2.30)		–
Net asset value, end of period	$13.86		$19.81
Total Return(d)	(19.50	)%(e)	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.85	%(e)	.15	%(e)
Expenses, excluding expense reductions	.85	%(e)	.15	%(e)
Net investment income	.09	%(e)	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$11		$11
Portfolio turnover rate	63.85	%(e)	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.47		$14.19	$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments							(.10)
Net asset value on SEC Effective Date, June 30, 2003							$9.90
Investment operations:
Net investment income(b)	.07		.19	.17	.14	.09	.03
Net realized and unrealized gain (loss)	(1.49)		1.58	2.05	.71	1.05	.80
Total from investment operations	(1.42)		1.77	2.22	.85	1.14	.83
Distributions to shareholders from:
Net investment income	(.20)		(.17)	(.12)	(.11)	(.07)	–
Net realized gain	(2.01)		(.32)	(.29)	(.16)	–	–
Total distributions	(2.21)		(.49)	(.41)	(.27)	(.07)	–
Net asset value, end of period	$11.84		$15.47	$14.19	$12.38	$11.80	$10.73
Total Return(c)							(1.00	)%(d)(e)
Total Return(c)	(9.47	)%(d)	12.95%	18.40%	7.23%	10.74%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.95%	.95%	.95%	.95%	.33	%(d)†
Expenses, including expense reductions and expenses assumed	.47	%(d)	.95%	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and expenses assumed	.63	%(d)	1.16%	1.28%	1.50%	2.59%	7.12	%(d)†
Net investment income	.56	%(d)	1.30%	1.26%	1.14%	.75%	.27	%(d)†
Supplemental Data:
Net assets, end of period (000)	$27,541		$28,538	$20,994	$13,763	$10,102	$2,271
Portfolio turnover rate	60.15	%(d)	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2008		Year Ended				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.18		$13.96	$12.19	$11.67	$10.68	$10.00
Unrealized depreciation on investments							(.11)
Net asset value on SEC Effective Date, June 30, 2003							$9.89
Investment operations:
Net investment income(b)	.03		.09	.08	.06	.01	–	(g)
Net realized and unrealized gain (loss)	(1.47)		1.56	2.03	.69	1.05	.79
Total from investment operations	(1.44)		1.65	2.11	.75	1.06	.79
Distributions to shareholders from:
Net investment income	(.11)		(.11)	(.04)	(.07)	(.07)	–
Net realized gain	(2.01)		(.32)	(.30)	(.16)	–	–
Total distributions	(2.12)		(.43)	(.34)	(.23)	(.07)	–
Net asset value, end of period	$11.62		$15.18	$13.96	$12.19	$11.67	$10.68
Total Return(c)							(1.10	)%(d)(e)
Total Return(c)	(9.84	)%(d)	12.23%	17.65%	6.49%	10.02%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.80	%(d)	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	.80	%(d)	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.96	%(d)	1.81%	1.93%	2.11%	3.24%	7.35	%(d)†
Net investment income	.23	%(d)	.65%	.60%	.49%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$3,640		$4,005	$3,109	$1,749	$1,445	$111
Portfolio turnover rate	60.15	%(d)	109.22%	42.16%	54.12%	30.53%	8.87%

†  The ratios have been determined on a Fund basis.

(a)  Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period June 23, 2003 through June 30, 2003.

(f)  Total return for the period June 30, 2003 through October 31, 2003.

(g)  Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2008		Year Ended				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.19		$13.95	$12.20	$11.69	$10.69	$10.00
Unrealized depreciation on investments							(.11)
Net asset value on SEC Effective Date, June 30, 2003							$9.89
Investment operations:
Net investment income(b)	.03		.09	.08	.06	.01	–	(g)
Net realized and unrealized gain (loss)	(1.47)		1.57	2.02	.70	1.06	.80
Total from investment operations	(1.44)		1.66	2.10	.76	1.07	.80
Distributions to shareholders from:
Net investment income	(.11)		(.10)	(.05)	(.09)	(.07)	–
Net realized gain	(2.01)		(.32)	(.30)	(.16)	–	–
Total distributions	(2.12)		(.42)	(.35)	(.25)	(.07)	–
Net asset value, end of period	$11.63		$15.19	$13.95	$12.20	$11.69	$10.69
Total Return(c)							(1.10	)%(d)(e)
Total Return(c)	(9.83	)%(d)	12.29%	17.58%	6.50%	10.07%	8.09	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.80	%(d)	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	.80	%(d)	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.96	%(d)	1.81%	1.93%	2.18%	3.24%	7.35	%(d)†
Net investment income	.23	%(d)	.65%	.61%	.46%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$5,881		$6,643	$4,753	$3,155	$1,490	$148
Portfolio turnover rate	60.15	%(d)	109.22%	42.16%	54.12%	30.53%	8.87%

†  The ratios have been determined on a Fund basis.

(a)  Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period June 23, 2003 through June 30, 2003.

(f)  Total return for the period June 30, 2003 through October 31, 2003.

(g)  Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.47		$15.32
Investment operations:
Net investment income(b)	.08		.02
Net realized and unrealized gain (loss)	(1.49)		.13
Total from investment operations	(1.41)		.15
Distributions to shareholders from:
Net investment income	(.25)		–
Net realized gain	(2.01)		–
Total distributions	(2.26)		–
Net asset value, end of period	$11.80		$15.47
Total Return(c)	(9.45	)%(d)	.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.37	%(d)	.06	%(d)
Expenses, including expense reductions and expenses assumed	.37	%(d)	.06	%(d)
Expenses, excluding expense reductions and expenses assumed	.53	%(d)	.07	%(d)
Net investment income	.66	%(d)	.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$9		$10
Portfolio turnover rate	60.15	%(d)	109.22%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.58		$14.27	$12.44	$11.85	$10.75	$10.00
Unrealized depreciation on investments							(.10)
Net asset value on SEC Effective Date, June 30, 2003							$9.90
Investment operations:
Net investment income(b)	.09		.24	.21	.17	.13	.04
Net realized and unrealized gain (loss)	(1.50)		1.60	2.07	.72	1.05	.81
Total from investment operations	(1.41)		1.84	2.28	.89	1.18	.85
Distributions to shareholders from:
Net investment income	(.25)		(.21)	(.15)	(.14)	(.08)	–
Net realized gain	(2.01)		(.32)	(.30)	(.16)	–	–
Total distributions	(2.26)		(.53)	(.45)	(.30)	(.08)	–
Net asset value, end of period	$11.91		$15.58	$14.27	$12.44	$11.85	$10.75
Total Return(c)							(1.00	)%(d)(e)
Total Return(c)	(9.33	)%(d)	13.40%	18.83%	7.58%	11.09%	8.59	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.30	%(d)	.60%	.60%	.60%	.60%	.21	%(d)†
Expenses, including expense reductions and expenses assumed	.30	%(d)	.60%	.60%	.60%	.60%	.21	%(d)†
Expenses, excluding expense reductions and expenses assumed	.46	%(d)	.81%	.93%	1.18%	2.24%	7.00	%(d)†
Net investment income	.74	%(d)	1.67%	1.61%	1.37%	1.10%	.39	%(d)†
Supplemental Data:
Net assets, end of period (000)	$24,540		$22,423	$30,156	$19,576	$2,043	$11
Portfolio turnover rate	60.15	%(d)	109.22%	42.16%	54.12%	30.53%	8.87%

†  The ratios have been determined on a Fund basis.

(a)  Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period June 23, 2003 through June 30, 2003.

(f)  Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2008		Year Ended				6/23/2003(a) to
	(unaudited)		2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.49		$14.19	$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments							(.10)
Net asset value on SEC Effective Date, June 30, 2003							$9.90
Investment operations:
Net investment income(b)	.06		.18	.15	.13	.07	.02
Net realized and unrealized gain (loss)	(1.49)		1.59	2.05	.70	1.07	.81
Total from investment operations	(1.43)		1.77	2.20	.83	1.14	.83
Distributions to shareholders from:
Net investment income	(.19)		(.15)	(.10)	(.09)	(.07)	–
Net realized gain	(2.01)		(.32)	(.29)	(.16)	–	–
Total distributions	(2.20)		(.47)	(.39)	(.25)	(.07)	–
Net asset value, end of period	$11.86		$15.49	$14.19	$12.38	$11.80	$10.73
Total Return(c)							(1.00	)%(d)(e)
Total Return(c)	(9.59	)%(d)	12.92%	18.23%	7.07%	10.65%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	1.04%	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, including expense reductions and expenses assumed	.52	%(d)	1.04%	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and expenses assumed	.68	%(d)	1.26%	1.38%	1.52%	2.69%	7.16	%(d)†
Net investment income	.51	%(d)	1.21%	1.17%	1.06%	.65%	.23	%(d)†
Supplemental Data:
Net assets, end of period (000)	$16		$17	$15	$13	$12	$11
Portfolio turnover rate	60.15	%(d)	109.22%	42.16%	54.12%	30.53%	8.87%

†  The ratios have been determined on a Fund basis.

(a)  Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period June 23, 2003 through June 30, 2003.

(f)  Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2008 (unaudited)		Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.31		$12.43	$10.00
Investment operations:
Net investment income(b)	.01		.03	.01
Net realized and unrealized gain (loss)	(1.13)		2.23	2.42
Total from investment operations	(1.12)		2.26	2.43
Distributions to shareholders from:
Net investment income	(.01)		– (f)	–
Net realized gain	(.51)		(.38)	–
Total distributions	(.52)		(.38)	–
Net asset value, end of period	$12.67		$14.31	$12.43
Total Return(c)	(7.96	)%(d)	18.70%	24.30	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.66	%(d)	1.30%	1.11	%(d)
Expenses, including expense reductions and expenses assumed	.65	%(d)	1.30%	1.11	%(d)
Expenses, excluding expense reductions and expenses assumed	.71	%(d)	1.45%	1.73	%(e)
Net investment income	.07	%(d)	.19%	.14	%(e)
Supplemental Data:
Net assets, end of period (000)	$143,022		$145,765	$59,245
Portfolio turnover rate	34.71	%(d)	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

(f) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2008 (unaudited)		Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.14		$12.37	$10.00
Investment operations:
Net investment loss(b)	(.03)		(.06)	(.06)
Net realized and unrealized gain (loss)	(1.12)		2.21	2.43
Total from investment operations	(1.15)		2.15	2.37
Distributions to shareholders from:
Net realized gain	(.51)		(.38)	–
Net asset value, end of period	$12.48		$14.14	$12.37
Total Return(c)	(8.26	)%(d)	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.98	%(d)	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses assumed	.98	%(d)	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.04	%(d)	2.09%	2.30	%(e)
Net investment loss	(.26	)%(d)	(.47)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$15,319		$14,681	$5,440
Portfolio turnover rate	34.71	%(d)	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2008 (unaudited)		Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.14		$12.37	$10.00
Investment operations:
Net investment loss(b)	(.03)		(.06)	(.06)
Net realized and unrealized gain (loss)	(1.12)		2.21	2.43
Total from investment operations	(1.15)		2.15	2.37
Distributions to shareholders from:
Net realized gain	(.51)		(.38)	–
Net asset value, end of period	$12.48		$14.14	$12.37
Total Return(c)	(8.26	)%(d)	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.98	%(d)	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses assumed	.98	%(d)	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.04	%(d)	2.10%	2.29	%(e)
Net investment loss	(.25	)%(d)	(.48)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$57,795		$59,609	$14,850
Portfolio turnover rate	34.71	%(d)	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.31		$14.21
Investment operations:
Net investment income(b)	.02		–	(e)
Net realized and unrealized gain (loss)	(1.13)		.10
Total from investment operations	(1.11)		.10
Distributions to shareholders from:
Net investment income	(.04)		–
Net realized gain	(.51)		–
Total distributions	(.55)		–
Net asset value, end of period	$12.65		$14.31
Total Return(c)	(7.85	)%(d)	.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	.10	%(d)
Expenses, including expense reductions and expenses assumed	.52	%(d)	.10	%(d)
Expenses, excluding expense reductions and expenses assumed	.57	%(d)	.14	%(d)
Net investment income	.19	%(d)	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$92		$10
Portfolio turnover rate	34.71	%(d)	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2008 (unaudited)		Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.39		$12.47	$10.00
Investment operations:
Net investment income(b)	.03		.06	.05
Net realized and unrealized gain (loss)	(1.13)		2.26	2.42
Total from investment operations	(1.10)		2.32	2.47
Distributions to shareholders from:
Net investment income	(.05)		(.02)	–
Net realized gain	(.51)		(.38)	–
Total distributions	(.56)		(.40)	–
Net asset value, end of period	$12.73		$14.39	$12.47
Total Return(c)	(7.78	)%(d)	19.11%	24.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.48	%(d)	.94%	.81	%(d)
Expenses, including expense reductions and expenses assumed	.48	%(d)	.94%	.81	%(d)
Expenses, excluding expense reductions and expenses assumed	.53	%(d)	1.15%	1.53	%(e)
Net investment income	.23	%(d)	.46%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$92,926		$55,045	$3,345
Portfolio turnover rate	34.71	%(d)	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2008 (unaudited)		Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$14.28		$12.42	$10.00
Investment operations:
Net investment income(b)	–		–	.02
Net realized and unrealized gain (loss)	(1.13)		2.24	2.40
Total from investment operations	(1.13)		2.24	2.42
Distributions to shareholders from:
Net investment income	(.01)		–	–
Net realized gain	(.51)		(.38)	–
Total distributions	(.52)		(.38)	–
Net asset value, end of period	$12.63		$14.28	$12.42
Total Return(c)	(8.01	)%(d)	18.54%	24.20	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.70	%(d)	1.39%	1.20	%(d)
Expenses, including expense reductions and expenses assumed	.70	%(d)	1.39%	1.20	%(d)
Expenses, excluding expense reductions and expenses assumed	.76	%(d)	1.57%	3.09	%(e)
Net investment income	.03	%(d)	.01%	.27	%(e)
Supplemental Data:
Net assets, end of period (000)	$4,860		$4,795	$12
Portfolio turnover rate	34.71	%(d)	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.30		$14.21
Investment operations:
Net investment loss(b)	(.01)		–	(e)
Net realized and unrealized gain (loss)	(1.12)		.09
Total from investment operations	(1.13)		.09
Distributions to shareholders from:
Net investment income	(.03)		–
Net realized gain	(.51)		–
Total distributions	(.54)		–
Net asset value, end of period	$12.63		$14.30
Total Return(c)	(8.05	)%(d)	.63	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.78	%(d)	.12	%(d)
Expenses, including expense reductions and expenses assumed	.78	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.82	%(d)	.16	%(d)
Net investment loss	(.12	)%(d)	(.02	)%(d)
Supplemental Data:
Net assets, end of period (000)	$508		$10
Portfolio turnover rate	34.71	%(d)	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2008 (unaudited)		9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.30		$14.21
Investment operations:
Net investment loss(b)	(.01)		–	(e)
Net realized and unrealized gain (loss)	(1.11)		.09
Total from investment operations	(1.12)		.09
Distributions to shareholders from:
Net investment income	(.04)		–
Net realized gain	(.51)		–
Total distributions	(.55)		–
Net asset value, end of period	$12.63		$14.30
Total Return(c)	(7.97	)%(d)	.63	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.72	%(d)	.12	%(d)
Expenses, including expense reductions and expenses assumed	.72	%(d)	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.77	%(d)	.16	%(d)
Net investment loss	(.05	)%(d)	(.02	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,329		$10
Portfolio turnover rate	34.71	%(d)	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Classes A, B, C, F, I, P, R2, and R3 shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund ("Large Cap Value Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Classes A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares and Large Cap Value has not issued Class R2 and R3 shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Large Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed on or before the first day of the month in which the one-year anniversary of the original purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign

Notes to Financial Statements (unaudited)(continued)

securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (losss) on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on

Notes to Financial Statements (unaudited)(continued)

their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments and foreign currency related transactions on each Fund's Statement of Operations. As of April 30, 2008, there were no open forward foreign currency exchange contracts outstanding.

(h)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(i)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund's average daily net assets at the following annual rates:

	Management Fees		Waiver
All Value Fund	.53	%(1)	-
Alpha Strategy Fund	.10%		.10	%(2)
International Core Equity Fund	.75	%(3)	-
International Opportunities Fund	.75	%(3)	-
Large Cap Value Fund	.40	%(4)	-
Value Opportunities Fund	.75	%(3)	-

(1) The management fee for All Value Fund is based on the Fund's average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(2) For the year ended October 31, 2008, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4) The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period March 1, 2008 through February 28, 2009, Lord Abbett has contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
F	.70%
I	.60%
P	1.05%
R2	1.20%
R3	1.10%

For the period March 1, 2008 through February 28, 2009, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc., Lord Abbett Blend Trust-Lord Abbett Small Cap Blend Fund, Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund, Lord Abbett International Opportunities Fund, Lord Abbett Securities Trust – Micro Cap Growth Fund, Lord Abbett Securities Trust – Micro Cap Value Fund and Value Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations and Receivable from affiliates on Alpha Strategy Fund's Statement of Assets and Liabilities.

In addition, All Value Fund, International Core Equity Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, Alpha Strategy Fund, Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust, respectively (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Funds have adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2008:

	Distributor Commissions	Dealers' Concessions
All Value Fund	$448,660	$2,377,099
Alpha Strategy Fund	232,438	1,285,801
International Core Equity Fund	479,927	2,533,884
International Opportunities Fund	38,132	204,989
Large Cap Value Fund	14,280	73,699
Value Opportunities Fund	53,831	303,540

Distributor received the following amount of CDSCs for the six months ended April 30, 2008:

	Class A	Class C
All Value Fund	$9,260	$22,302
Alpha Strategy Fund	1,481	27,852
International Core Equity Fund	8,453	19,481
International Opportunities Fund	1,598	3,736
Large-Cap Value Fund	1,569	994
Value Opportunities Fund	681	14,824

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 were as follows:

	All Value Fund		Alpha Strategy Fund
	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$29,450,744	$58,226,578	$22,714,825	$9,834,093
Net long-term capital gains	218,742,388	189,756,123	21,144,835	3,710,084
Total distributions paid	$248,193,132	$247,982,701	$43,859,660	$13,544,177
	International Core Equity Fund		International Opportunities Fund
	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$137,638,112	$40,531,276	$4,671,188	$736,425
Net long-term capital gains	15,181,785	20,763,831	46,463,265	-
Total distributions paid	$152,819,897	$61,295,107	$51,134,453	$736,425
	Large Cap Value Fund		Value Opportunities Fund
	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$1,641,195	$768,463	$10,375,043	$2,795,993
Net long-term capital gains	6,897,449	1,342,217	363,007	-
Total distributions paid	$8,538,644	$2,110,680	$10,738,050	$2,795,993

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,847,688,881	$592,366,284	$1,503,092,591
Gross unrealized gain	366,813,007	24,611,660	118,197,643
Gross unrealized loss	(109,678,354)	(30,834,199)	(49,476,668)
Net unrealized security gain (loss)	$257,134,653	$(6,222,539)	$68,720,975
	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Tax cost	$376,445,325	$60,547,093	$321,527,744
Gross unrealized gain	24,274,410	3,771,092	15,903,677
Gross unrealized loss	(38,426,202)	(2,604,599)	(16,503,936)
Net unrealized security gain (loss)	$(14,151,792)	$1,166,493	$(600,259)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008 are as follows:

	Purchases	Sales
All Value Fund	$1,157,357,745	$1,146,821,454
Alpha Strategy Fund	189,240,092	1,884,000
International Core Equity Fund	800,002,746	784,963,333
International Opportunities Fund	223,538,208	235,221,411
Large Cap Value Fund	39,947,914	33,029,376
Value Opportunities Fund	159,771,844	92,918,919

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Each of All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2008.

Notes to Financial Statements (unaudited)(continued)

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. International Core Equity Fund is subject to the risks associated with derivatives which may be different and greater than the risks associated with investing directly in securities and other instruments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, in the securities of small-cap companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. International Opportunities Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

ALL VALUE FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,742,196	$162,765,481	25,771,339	$331,986,026
Converted from Class B*	328,957	3,885,893	487,881	6,331,859
Reinvestment of distributions	13,985,236	168,102,518	13,559,400	166,238,235
Shares reacquired	(18,815,424)	(223,134,397)	(33,719,428)	(437,855,902)
Increase	9,240,965	$111,619,495	6,099,192	$66,700,218
Class B Shares
Shares sold	1,106,970	$12,619,333	2,170,040	$26,868,883
Reinvestment of distributions	1,441,515	16,706,910	1,515,590	17,959,734
Shares reacquired	(2,374,854)	(27,036,325)	(3,883,401)	(48,501,252)
Converted to Class A*	(341,852)	(3,885,893)	(506,068)	(6,331,859)
Decrease	(168,221)	$(1,595,975)	(703,839)	$(10,004,494)
Class C Shares
Shares sold	4,275,852	$48,879,683	6,755,245	$83,000,481
Reinvestment of distributions	2,848,049	32,867,523	2,834,181	33,471,688
Shares reacquired	(5,863,116)	(66,412,358)	(10,132,184)	(126,286,169)
Increase (decrease)	1,260,785	$15,334,848	(542,758)	$(9,814,000)
Class F Shares			Period Ended October 31, 2007†
Shares sold	29,872	$347,574	736	$10,027
Reinvestment of distributions	65	777	-	-
Increase	29,937	$348,351	736	$10,027
Class I Shares			Year Ended October 31, 2007
Shares sold	1,001,769	$11,973,887	3,659,534	$49,096,105
Reinvestment of distributions	349,365	4,216,837	28,126	345,668
Shares reacquired	(18,121)	(212,421)	(83,858)	(1,115,106)
Increase	1,333,013	$15,978,303	3,603,802	$48,326,667
Class P Shares
Shares sold	527,772	$6,161,820	1,452,760	$18,423,845
Reinvestment of distributions	301,128	3,580,406	291,133	3,534,363
Shares reacquired	(1,762,155)	(20,022,846)	(1,416,741)	(18,075,678)
Increase (decrease)	(933,255)	$(10,280,620)	327,152	$3,882,530
Class R2 Shares
Shares sold	9	$107	734.214	$10,000
Reinvestment of distributions	64	766	-	-
Shares reacquired	-	(1)	-	-
Increase	73	$872	734.214	$10,000
Class R3 Shares
Shares sold	1,237,605	$13,974,459	734.214	$10,000
Reinvestment of distributions	64	767	-	-
Shares reacquired	(27,092)	(318,870)	-	-
Increase	1,210,577	$13,656,356	734.214	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (unaudited)(continued)

ALPHA STRATEGY FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,396,510	$126,822,114	4,288,523	$112,422,765
Converted from Class B*	125,686	2,913,327	325,107	8,248,392
Reinvestment of distributions	938,929	23,698,564	321,910	7,638,931
Shares reacquired	(1,979,042)	(45,783,604)	(1,810,245)	(46,654,030)
Increase	4,482,083	$107,650,401	3,125,295	$81,656,058
Class B Shares
Shares sold	405,984	$9,296,754	608,052	$15,119,090
Reinvestment of distributions	153,584	3,739,773	62,135	1,426,620
Shares reacquired	(274,649)	(6,154,897)	(363,195)	(9,036,466)
Converted to Class A*	(130,512)	(2,913,327)	(336,967)	(8,248,392)
Increase (decrease)	154,407	$3,968,303	(29,975)	$(739,148)
Class C Shares
Shares sold	2,586,917	$59,160,944	2,403,154	$60,026,392
Reinvestment of distributions	375,187	9,075,764	106,409	2,433,585
Shares reacquired	(723,575)	(16,184,936)	(586,988)	(14,585,870)
Increase	2,238,529	$52,051,772	1,922,575	$47,874,107
Class F Shares			Period Ended October 31, 2007†
Shares sold	75,727	$1,703,527	362.101	$10,057
Reinvestment of distributions	34	837	-	-
Shares reacquired	(696)	(15,177)	-	-
Increase	75,065	$1,689,187	362.101	$10,057
Class I Shares			Year Ended October 31, 2007
Shares sold	476,739	$10,503,234	24,090	$620,177
Reinvestment of distributions	7,041	178,279	2,348	55,829
Shares reacquired	(14,158)	(345,544)	(6,297)	(155,641)
Increase	469,622	$10,335,969	20,141	$520,365
Class R2 Shares			Period Ended October 31, 2007†
Shares sold	18,195	$406,036	360.101	$10,000
Reinvestment of distributions	33	825	-	-
Shares reacquired	(1,100)	(24,656)	-	-
Increase	17,128	$382,205	360.101	$10,000
Class R3 Shares
Shares sold	57,024	$1,278,890	360.101	$10,000
Reinvestment of distributions	34	862	-	-
Shares reacquired	(4,436)	(96,762)	-	-
Increase	52,622	$1,182,990	360.101	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of offering of class shares) to October 31, 2007.

Notes to Financial Statements (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,879,388	$135,714,401	19,998,845	$325,518,762
Converted from Class B*	54,580	792,879	65,816	1,083,765
Reinvestment of distributions	6,280,818	95,154,487	2,727,417	41,429,529
Shares reacquired	(5,596,137)	(82,692,874)	(6,802,803)	(111,522,950)
Increase	9,618,649	$148,968,893	15,989,275	$256,509,106
Class B Shares
Shares sold	757,095	$11,439,923	1,612,558	$25,863,431
Reinvestment of distributions	425,951	6,355,540	186,065	2,789,112
Shares reacquired	(521,813)	(7,575,956)	(539,934)	(8,670,646)
Converted to Class A*	(55,510)	(792,879)	(66,858)	(1,083,765)
Increase	605,723	$9,426,628	1,191,831	$18,898,132
Class C Shares
Shares sold	1,968,070	$29,558,854	3,870,781	$62,021,548
Reinvestment of distributions	960,398	14,338,776	439,249	6,584,437
Shares reacquired	(1,516,021)	(21,978,246)	(1,502,589)	(24,204,183)
Increase	1,412,447	$21,919,384	2,807,441	$44,401,802
Class F Shares			Period Ended October 31, 2007†
Shares sold	8,047	$113,862	568.572	$10,035
Reinvestment of distributions	64	969	-	-
Shares reacquired	(84)	(1,230)	-	-
Increase	8,027	$113,601	568.572	$10,035
Class I Shares			Year Ended October 31, 2007
Shares sold	2,060,061	$31,906,987	11,572,333	$179,041,034
Reinvestment of distributions	1,654,851	25,236,480	326,485	4,985,441
Shares reacquired	(132,316)	(2,169,617)	(2,481,303)	(42,671,349)
Increase	3,582,596	$54,973,850	9,417,515	$141,355,126
Class P Shares
Shares sold	194,707	$3,218,036	6,172	$101,209
Reinvestment of distributions	1,397	21,042	361	5,474
Shares reacquired	(57,309)	(830,556)	(415)	(6,610)
Increase	138,795	$2,408,522	6,118	$100,073
Class R2 Shares			Period Ended October 31, 2007†
Shares sold	-	$-	566.572	$10,000
Reinvestment of distributions	63	966	-	-
Increase	63	$966	566.572	$10,000
Class R3 Shares
Shares sold	18,920	$263,618	566.572	$10,000
Reinvestment of distributions	63	966	-	-
Shares reacquired	(3,510)	(48,815)	-	-
Increase	15,473	$215,769	566.572	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of offering of class shares) to October 31, 2007.

Notes to Financial Statements (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,136,096	$16,555,502	2,704,155	$48,232,261
Converted from Class B*	57,371	806,624	120,958	2,171,762
Reinvestment of distributions	1,425,353	21,822,155	8,859	140,245
Shares reacquired	(2,252,498)	(32,863,217)	(2,173,903)	(38,983,415)
Increase	366,322	$6,321,064	660,069	$11,560,853
Class B Shares
Shares sold	223,690	$3,124,452	552,661	$9,484,842
Reinvestment of distributions	310,601	4,540,274	- (a)	4
Shares reacquired	(407,156)	(5,545,215)	(569,627)	(9,760,030)
Converted to Class A*	(60,172)	(806,624)	(126,001)	(2,171,762)
Increase (decrease)	66,963	$1,312,887	(142,967)	$(2,446,946)
Class C Shares
Shares sold	303,519	$4,230,648	773,081	$13,197,706
Reinvestment of distributions	321,173	4,669,000	5	81
Shares reacquired	(443,691)	(6,053,878)	(509,859)	(8,688,245)
Increase	181,001	$2,845,770	263,227	$4,509,542
Class F Shares			Period Ended October 31, 2007†
Shares sold	- (a)	$3	553.350	$10,038
Reinvestment of distributions	80.246	1,224	-	-
Increase	80.246	$1,227	553.350	$10,038
Class I Shares			Year Ended October 31, 2007
Shares sold	2,771,991	$41,166,639	4,290,207	$78,765,225
Reinvestment of distributions	1,175,462	18,419,498	36,322	586,968
Shares reacquired	(1,261,615)	(20,847,929)	(5,534,133)	(108,007,421)
Increase (decrease)	2,685,838	$38,738,208	(1,207,604)	$(28,655,228)
Class P Shares
Shares sold	43,914	$755,204	41,733	$772,332
Reinvestment of distributions	15,855	245,279	173	2,764
Shares reacquired	(35,986)	(514,549)	(44,311)	(797,997)
Increase (decrease)	23,783	$485,934	(2,405)	$(22,901)
Class R2 Shares			Period Ended October 31, 2007†
Shares sold	3,503	$53,387	531.350	$10,000
Reinvestment of distributions	80	1,219	-	-
Shares reacquired	-	11	-	-
Increase	3,583	$54,617	531.350	$10,000
Class R3 Shares
Shares sold	171	$2,190	531.350	$10,000
Reinvestment of distributions	80	1,220	-	-
Shares reacquired	(7)	(86)	-	-
Increase	244	$3,324	531.350	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of offering of class shares) to October 31, 2007.

(a) Value is less than 1 share.

Notes to Financial Statements (unaudited)(continued)

LARGE CAP VALUE FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	415,290	$4,931,022	592,509	$8,590,197
Converted from Class B*	6,131	72,004	5,707	83,329
Reinvestment of distributions	323,397	3,906,636	51,013	701,950
Shares reacquired	(262,559)	(3,191,620)	(284,369)	(4,153,453)
Increase	482,259	$5,718,042	364,860	$5,222,023
Class B Shares
Shares sold	69,983	$822,808	84,342	$1,202,839
Reinvestment of distributions	37,772	449,487	5,841	79,380
Shares reacquired	(52,260)	(604,815)	(43,256)	(619,564)
Converted to Class A*	(6,237)	(72,004)	(5,798)	(83,329)
Increase	49,258	$595,476	41,129	$579,326
Class C Shares
Shares sold	152,669	$1,823,000	202,744	$2,902,355
Reinvestment of distributions	61,433	731,622	8,451	114,857
Shares reacquired	(145,795)	(1,694,404)	(114,455)	(1,641,455)
Increase	68,307	$860,218	96,740	$1,375,757
Class F Shares			Period Ended October 31, 2007†
Shares sold	-	$-	654.742	$10,030
Reinvestment of distributions	122	1,471	-	-
Increase	122	$1,471	654.742	$10,030
Class I Shares			Year Ended October 31, 2007
Shares sold	568,379	$6,809,515	480,946	$7,248,729
Reinvestment of distributions	193,213	2,343,669	60,837	840,159
Shares reacquired	(140,248)	(1,959,314)	(1,215,570)	(18,175,290)
Increase (decrease)	621,344	$7,193,870	(673,787)	$(10,086,402)
Class P Shares
Shares sold	-	$-	3	$50
Reinvestment of distributions	198.15	2,402	37	504
Increase	198.15	$2,402	40	$554

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of offering of class shares) to October 31, 2007.

Notes to Financial Statements (unaudited)(continued)

VALUE OPPORTUNITIES FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,843,044	$36,088,155	7,598,630	$101,384,262
Converted from Class B*	5,017	62,504	16,961	225,435
Reinvestment of distributions	347,900	4,543,574	137,293	1,701,064
Shares reacquired	(2,095,560)	(25,933,949)	(2,331,778)	(31,223,860)
Increase	1,100,401	$14,760,284	5,421,106	$72,086,901
Class B Share
Shares sold	367,599	$4,519,482	737,190	$9,752,518
Reinvestment of distributions	31,873	411,162	11,238	138,450
Shares reacquired	(205,388)	(2,581,183)	(132,976)	(1,788,765)
Converted to Class A*	(5,084)	(62,504)	(17,112)	(225,435)
Increase	189,000	$2,286,957	598,340	$7,876,768
Class C Shares
Shares sold	829,343	$10,498,110	3,361,099	$44,934,919
Reinvestment of distributions	117,128	1,510,955	28,762	354,353
Shares reacquired	(532,115)	(6,624,810)	(375,276)	(5,037,875)
Increase	414,356	$5,384,255	3,014,585	$40,251,397
Class F Shares			Period Ended October 31, 2007†
Shares sold	10,624	$129,428	705.730	$10,028
Reinvestment of distributions	30	389	-	-
Shares reacquired	(4,058)	(49,220)	-	-
Increase	6,596	$80,597	705.730	$10,028
Class I Shares			Year Ended October 31, 2007
Shares sold	3,421,501	$44,891,579	3,588,285	$50,577,994
Reinvestment of distributions	189,875	2,487,361	10,921	135,641
Shares reacquired	(136,009)	(1,714,532)	(41,989)	(536,294)
Increase	3,475,367	$45,664,408	3,557,217	$50,177,341
Class P Shares
Shares sold	98,045	$1,299,351	379,625	$5,104,706
Reinvestment of distributions	13,467	175,471	31	384
Shares reacquired	(62,645)	(763,117)	(44,898)	(619,613)
Increase	48,867	$711,705	334,758	$4,485,477
Class R2 Shares			Period Ended October 31, 2007†
Shares sold	40,533	$503,807	704	$10,000
Reinvestment of distributions	29	377	-	-
Shares reacquired	(1,074)	(13,147)	-	-
Increase	39,488	$491,037	704	$10,000
Class R3 Shares
Shares sold	125,573	$1,570,792	704	$10,000
Reinvestment of distributions	788	10,258	-	-
Shares reacquired	(21,822)	(261,222)	-	-
Increase	104,539	$1,319,828	704	$10,000

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Funds adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Funds' net assets, results of operations and financial statement disclosures. The Funds file U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Funds' tax returns remain open for examination for the years ended October 31, 2004 through October 31, 2007.

In September 2006, FASB issued FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosure.

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Investments In Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of April 30, 2008, Alpha Strategy Fund's long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.92%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	20.44%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	10.18%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	9.94%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	9.95%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	19.63%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	9.94%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2008, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Alexion Pharmaceuticals, Inc.	1.91%
Illumina, Inc.	1.83%
BioMarin Pharmaceutical Inc.	1.75%
FTI Consulting, Inc.	1.60%
Equinix, Inc.	1.53%
Central Euro Distribution Corp.	1.52%
Strayer Education, Inc.	1.52%
SunPower Corp. Class A	1.49%
Onyx Pharmaceuticals, Inc.	1.41%
ITC Holdings Corp.	1.40%
Holdings by Sector	% of Investments
Auto & Transportation	3.45%
Consumer Discretionary	21.88%
Consumer Staples	.77%
Financial Services	9.45%
Healthcare	18.42%
Materials & Processing	8.20%
Other Energy	6.84%
Producer Durables	5.06%
Technology	21.53%
Utilities	1.41%
Short-Term Investment	2.99%
Total	100.00%

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Intertek Group plc	2.49%
Prosegur Compania de Seguridad S.A.	2.44%
REXCAPITAL Financial Holdings Ltd.	2.41%
Davide Campari-Milano S.p.A.	2.41%
Fresenius Medical Care AG & Co. KGaA ADR	2.26%
Nippon Commercial Investment Corp. REIT	2.24%
Enagas, S.A.	2.07%
Hera S.p.A.	2.05%
CGG Veritas	1.96%
Petroleum Geo-Services ASA	1.75%
Holdings by Sector	% of Investments
Basic Materials	9.73%
Consumer Cyclicals	13.04%
Consumer Non-Cyclicals	7.76%
Diversified Financials	4.44%
Energy	9.95%
Healthcare	4.73%
Industrial Goods & Services	20.40%
Non-Property Financials	5.03%
Property & Property Services	3.42%
Technology	10.11%
Telecommunications	1.81%
Transportation	1.14%
Utilities	3.29%
Short-Term Investment	5.15%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Cavium Networks, Inc.	2.35%
NetLogic Microsystems, Inc.	2.29%
Ariba, Inc.	2.15%
Phase Foward, Inc.	2.13%
Zumiez Inc.	2.12%
Switch and Data Facilities Co., Inc.	2.04%
Calgon Carbon Corp.	2.04%
Insulet Corp.	1.97%
Eurand N.V.	1.94%
eResearchTechnology, Inc.	1.89%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Auto & Transportation	.73%
Consumer Discretionary	11.59%
Consumer Staples	2.55%
Financial Services	6.91%
Healthcare	25.84%
Materials & Processing	6.50%
Other Energy	.77%
Technology	32.85%
Utilities	.93%
Short-Term Investment	11.33%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Monro Muffler Brake, Inc.	3.14%
Medical Action Industries, Inc	2.38%
Overhill Farms, Inc.	2.26%
Psychemedics Corp.	2.04%
Quaker Chemical Corp.	1.93%
Portec Rail Products, Inc.	1.91%
Federal Agricultural Mortgage Corp. Class C	1.85%
NuCo2, Inc.	1.80%
Balchem Corp.	1.78%
Penford Corp.	1.69%
Holdings by Sector	% of Investments
Auto & Transportation	6.55%
Consumer Discretionary	16.49%
Consumer Staples	3.31%
Financial Services	12.31%
Healthcare	15.22%
Materials & Processing	12.05%
Other Energy	2.57%
Producer Durables	8.18%
Technology	13.90%
Utilities	2.51%
Short-Term Investments	6.91%
Total	100.00%

Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Psychiatric Solutions, Inc.	2.75%
EXCO Resources, Inc.	2.68%
Amedisys, Inc.	2.19%
Global Payments Inc.	2.17%
PerkinElmer, Inc.	2.16%
Graco, Inc.	2.03%
Power Intergrations, Inc.	1.92%
VCA Antech, Inc.	1.86%
Actuant Corp. Class A	1.78%
HealthExtras, Inc.	1.75%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Auto & Transportation	2.45%
Consumer Discretionary	10.20%
Consumer Staples	.97%
Financial Services	11.75%
Healthcare	20.00%
Materials & Processing	11.56%
Other	.76%
Other Energy	8.45%
Producer Durables	14.40%
Technology	15.01%
Short-Term Investments	4.45%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	3.36%
Anixter International, Inc.	2.95%
Black Hills Corp.	2.45%
Olin Corp.	2.40%
Hexcel Corp.	2.11%
CARBO Ceramics, Inc.	2.07%
Carlisle Cos., Inc.	1.93%
Piedmont Natural Gas Co., Inc.	1.92%
Oil States International, Inc.	1.76%
IDACORP, Inc.	1.71%
Holdings by Sector	% of Investments
Auto & Transportation	6.64%
Consumer Discretionary	3.57%
Consumer Staples	.95%
Financial Services	8.26%
Healthcare	6.64%
Materials & Processing	18.35%
Other	2.72%
Other Energy	9.32%
Producer Durables	10.82%
Technology	12.12%
Utilities	13.61%
Short-Term Investment	7.00%
Total	100.00%

Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunties Fund

Ten Largest Holdings	% of Investments
Cullen/Frost Bankers, Inc.	3.28%
Alliant Techsystems Inc.	2.25%
Silgan Holdings, Inc.	1.76%
Carlisle Cos., Inc.	1.75%
CARBO Ceramics, Inc.	1.66%
DPL Inc.	1.59%
Wisconsin Energy Corp.	1.55%
Cytec Industries Inc.	1.55%
Quanex Building Products Corp.	1.53%
Global Payments Inc.	1.50%
Holdings by Sector	% of Investments
Auto & Transportation	5.51%
Consumer Discretionary	4.23%
Consumer Staples	4.57%
Financial Services	16.45%
Healthcare	5.59%
Materials & Processing	16.36%
Other	3.57%
Other Energy	6.70%
Producer Durables	4.42%
Technology	11.17%
Utilities	10.51%
Short-Term Investment	10.92%
Total	100.00%

Approval of Advisory Contracts

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreement between each of the Funds (other than the International Dividend Income Fund, which was not yet in existence) and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

All Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and ten-year periods, in the second quintile for the one-year period, and in the third quintile for the three-year and five-year periods. The Board also observed that the investment performance was above that of the Lipper Multi-Cap Value Index for the nine-month, one-year, three-year, and ten-year periods and below that of the Index for the five-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that at September 30, 2007 the total expense ratio of Class A was approximately four basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Alpha Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to the performance of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment approach of the Fund was not common. Accordingly, it considered the performance of the Fund in comparison to three different performance universes: global small/mid-cap growth funds, multi-cap core funds, and small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the first performance universe for the nine-month, one-year, and three-year periods and in the second quintile for the five-year period. The Board observed that the performance of the Class A shares was in the first quintile of the second and third performance universes for each of those periods. The Board also observed that the performance of the Class A shares was above that of the Lipper Multi-Cap Core Funds Index and the Lipper Small-Cap Core Funds Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board The Board considered the management fees and total expenses of the Fund in comparison to four peer groups: the first group consisting of passively managed global multi-cap core and international multi-cap core funds of funds, the second consisting of passively managed multi-cap core funds of funds, the third consisting of global small/mid-cap growth funds, global small/mid-cap core funds, and a global small/mid-cap value fund, and the fourth consisting of small-cap core funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratio of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%. The Board also noted that Lord Abbett proposed to enter into a new expense reimbursement agreement that would limit the total expense ratio of Class A to not more than 1.60%, the total expense ratio of Class B and Class C to not more than 2.25%, the total expense ratio of Class F to not more than 1.35%, the total expense ratio of Class I to not more than 1.25%, the total expense ratio of Class P to not more than 1.70%, the total expense ratio of Class R2 to not more than 1.85%, and the total expense ratio of Class R3 to not more than 1.75%. As to the first peer group, the Board observed that the contractual and actual management fees were approximately the same as the median. The Board observed that, like other funds in the first and second peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, at September 30, 2007, the total expense ratio of Class A was approximately fifteen basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratio for Class I was approximately ten basis points above the median of the peer group, the total expense ratio for Class R2 was approximately eight basis points above the median of the peer group and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual and actual management fees were approximately the same as the median. The Board also observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately thirteen basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio for Class I was approximately twelve basis points above the median of the peer group, the total expense ratio for Class R2 was approximately twelve basis points above the median of the peer group and the total expense ratio of Class R3 was approximately two basis points above the median of the peer group. As to the third peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seventeen basis points below the median of the peer group, the total expense ratio for Class I was approximately one basis point below the median of the peer group, the total expense ratio for Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. The Board also noted that there were very few funds in the third peer group with a Class F or equivalent class, so that Lipper had not provided an expense comparison for that class as to that peer group. As to the fourth peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately nine basis points above the median, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately six basis points above the median of the peer group, the total expense ratio for Class I was approximately nine basis points above the median of the peer group, the total expense ratio for Class R2 was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

International Core Equity Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund had only been in existence since December 2003 and thus it was not possible to reach definitive conclusions regarding its relative investment performance. The Board further observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month, one-year, and three-year periods and above that of the Lipper International Multi-Cap Core Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately six basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis points above the median of the peer group, the total expense ratio of Class I was approximately two basis points above the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

International Opportunities Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to the performance of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, and three-year periods and in the fifth quintile for the five-year and ten-year periods. The Board also observed that the investment performance was below that of the Lipper International Small/Mid-Cap Growth Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board observed that in 2005 Lord Abbett had made significant changes in the personnel managing the Fund, transferring lead portfolio management responsibilities from Ingrid Holm to Todd Jacobson. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately twenty basis points below the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twelve basis points below the median of the peer group, the total expense ratio of Class F was approximately ten basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately eighteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Large Cap Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period and in the third quintile for the one-year and three-year periods. The Board also observed that the investment performance was above that of the Lipper Large-Cap Value Index for the nine-month period and below that of the Index for the one-year and three-year periods. The Board also noted that because the Fund did not have five or more years of investment operations, it was difficult to reach definitive conclusions regarding its investment performance.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that, since the Fund's inception, the Board and Lord Abbett had agreed to an expense reimbursement agreement that limited the Fund's total expense ratio of Class A to not more than 0.95%, the total expense ratios of Class B and Class C to not more than 1.60%, the total expense ratio of Class F to not more than 0.70%, the total expense ratio of Class I to not more than 0.60%, the total expense ratio of Class P to not more than 1.05%, the total expense ratio of Class R2 to not more than 1.20%, and the total expense ratio of Class R3 to not more than 1.10%, and that Lord Abbett was proposing to enter into a new expense reimbursement agreement with the same terms. The Board also observed that the contractual and actual management and administrative services fees were approximately thirty basis points below the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately thirty-nine basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class I was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class R3 was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately four basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Value Opportunities Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to the performance of the performance universe, both in terms of total return and in terms of other statistical measures. The Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board observed that the Fund had commenced investment operations in December 2005 and accordingly it was not possible to reach conclusions regarding its investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both performance universes and also above that of the Lipper Mid-Cap Value Index and the Lipper Mid-Cap Core Index for the nine-month and one-year periods and the period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%. The Board also observed that Lord Abbett proposed to enter into a new expense reimbursement agreement would limit the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%. As to the first peer group, the Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately eleven basis points above the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately ten basis points below the median of the peer group, the total expense ratio of Class R2 was approximately five basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group. As to the second peer group, the Board observed that the actual and contractual management and administrative services fees were approximately three basis points below the median of that peer group. The Board observed that the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eighteen basis points below the median of the peer group, the total expense ratio of Class F was approximately ten basis points below the median of the peer group, the total expense ratio of Class I was approximately six basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of any of the Funds to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of each of the Funds and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-3-04/08

(06/08)

2008

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2008

Lord Abbett Micro Cap Growth Fund
and Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Micro Cap Growth Fund's and Lord Abbett Micro Cap Value Fund's performance for the six-month period ended April 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2008?

A: The closing months of 2007 and the opening months of 2008 were punctuated by stock market volatility and speculation of an economic recession. The still-unfolding credit crisis spawned by the subprime lending debacle worried investors. The Federal Reserve Board (the Fed) sought to allay these concerns and ease the constraints on credit by lowering the fed funds rate six times, and 2.75 basis points between October 31, 2007, and April 30, 2008. Investors' relief was reflected by rallies in the equity markets, only to be supplanted by market dips, as concerns about inflation and continued

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illiquidity reemerged. The resulting turbulence ultimately took the markets lower, as the S&P 500® Index1 returned -9.64% for the six months ended April 30, 2008.

For the six-month period, most equity asset classes and investment styles returned negative results. Growth stocks (as measured by the S&P 1500/Citi Growth Index2) and value stocks (as measured by the S&P 1500/Citi Value Index2) both declined, returning -7.75% and -11.27%, respectively. Large caps (as measured by the S&P 500 Index) outperformed small cap stocks (as measured by the S&P SmallCap 6003).

Lord Abbett Micro Cap Growth Fund

Q: How did the Micro Cap Growth Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -24.18%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,4 which returned -14.14% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the six-month period were the technology sector, the healthcare sector, and the consumer discretionary sector.

Among the individual holdings that detracted from performance were technology holdings ShoreTel Inc., (the Fund's number-one detractor), a provider of Internet protocol telecommunications systems for enterprises, and Limelight Networks Inc., a content delivery network for Internet distribution; and consumer discretionary holding The Knot Inc., an Internet-based provider of wedding and bridal products and services.

The greatest contributors to the Fund's performance were the financial services sector, the producer durables sector, and the consumer staples sector.

Among the individual holdings that contributed to the Fund's performance were producer durables holding Lindsay Corp. (the Fund's number-one contributor), a manufacturer of center pivot and lateral move irrigation tubing; healthcare holding Genoptix Inc., a medical laboratory that provides services to hematologists and oncologists; and technology holding Switch & Data Facilities Inc., a provider of network neutral interconnection and collocation services.

Lord Abbett Micro Cap Value Fund

Q: How did the Micro Cap Value Fund perform during the six-month period ended April 30, 2008?

A: The Fund returned -13.36%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the

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Russell 2000® Value Index,5 which returned -11.55% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant detractors from the Fund's performance relative to its benchmark for the six-month period were the technology sector, the financial services sector, and (owing to an underweight position) the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among individual holdings that detracted from performance were healthcare holdings American Dental Partners Inc. (the Fund's number-one detractor), a provider of dental practice management services, and Cutera Inc., a developer of aesthetic laser systems; and technology holding Mercury Computer Systems Inc., a designer of real-time digital signal processing computer systems.

The greatest contributors to the Fund's performance were the consumer staples sector, the producer durables sector, and the materials and processing sector.

Among the individual holdings that contributed to performance were consumer staples holding Overhill Farms, Inc. (the Fund's number-one contributor), a manufacturer of frozen food products; materials and processing holdings Quaker Chemical Corp., a developer of custom-formulated chemical specialty products, and Ultralife Batteries Inc., which manufactures a comprehensive line of lithium batteries.

Each Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

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A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  S&P/Citigroup Style Index series use a multi-factor methodology to calculate growth and value in separate dimensions. Style scores are calculated taking standardized measures of three growth factors and four value factors for each constituent. Combined, the growth and value indexes are exhaustive, containing the full market capitalization of the S&P Composite 1500.

3  The S&P SmallCap 600 Index lists 600 small cap stocks and is a widely accepted benchmark of small company U.S. stock market performance.

4  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

5  The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of each Fund's management and the portfolio holdings described in this report are as of April 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

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Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 through April 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/07 – 4/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$758.20	$9.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.54	$10.37
Class I
Actual	$1,000.00	$759.70	$7.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.79	$9.12

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.07% for Class A and 1.82% for Class I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	0.73%
Consumer Discretionary	11.59%
Consumer Staples	2.55%
Financial Services	6.91%
Healthcare	25.84%
Materials & Processing	6.50%
Other Energy	0.77%
Technology	32.85%
Utilities	0.93%
Short-Term	11.33%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

6

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/07	4/30/08	11/1/07 – 4/30/08
Class A
Actual	$1,000.00	$866.40	$9.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.56	$10.37
Class I
Actual	$1,000.00	$867.50	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.80	$9.12

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.07% for Class A and 1.82% for Class I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2008

Sector*	%**
Auto & Transportation	6.55%
Consumer Discretionary	16.49%
Consumer Staples	3.31%
Financial Services	12.31%
Healthcare	15.22%
Materials & Processing	12.05%
Other Energy	2.57%
Producer Durables	8.18%
Technology	13.90%
Utilities	2.51%
Short-Term	6.91%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

7

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 88.32%
Advertising Agency 1.00%
DG Fastchannel, Inc.*	37,900	$707
Air Transportation 0.73%
Allegiant Travel Co.*	18,900	515
Beverage: Brewers 1.49%
Boston Beer Co., Inc. (The) Class A*	23,900	1,059
Biotechnology Research & Production 4.44%
Array BioPharma Inc.*	105,200	654
Helicos Biosciences Corp.*	55,860	333
RTI Biologics, Inc.*	106,700	1,082
Vnus Medical Technologies, Inc.*	66,000	1,079
Total		3,148
Chemicals 2.03%
Calgon Carbon Corp.*	101,000	1,439
Commercial Information Services 0.35%
LoopNet, Inc.*	22,200	251
Communications Technology 3.50%
Aruba Networks, Inc.*	174,200	1,038
Switch and Data Facilities Co., Inc.*	95,100	1,440
Total		2,478
Computer Services, Software & Systems 15.87%
3PAR, Inc.*	122,400	984
Ariba, Inc.*	127,600	1,515
Commvault Systems, Inc.*	40,900	503
comScore, Inc.*	60,961	1,150
Comverge, Inc.*	63,200	829
Double-Take Software, Inc.*	61,900	921
Interactive Intelligence Inc.*	49,700	631
Netezza Corp.*	81,700	866

Investments	Shares	Value (000)
PROS Holdings Inc.*	92,000	$1,075
Sapient Corp.*	114,400	814
Synchronoss Technologies, Inc.*	16,300	340
Taleo Corp. Class A*	54,100	1,055
Website Pros, Inc.*	63,000	567
Total		11,250
Computer Technology 2.50%
Sierra Wireless, Inc. (Canada)*(a)	46,400	868
Synaptics Inc.*	26,700	906
Total		1,774
Consumer Electronics 1.76%
Perfect World Co., Ltd. ADR*	43,400	1,246
Cosmetics 1.34%
Ulta Salon, Cosmetics & Fragrance, Inc.*	66,900	947
Diversified Financial Services 1.66%
FCStone Group, Inc.*	28,457	1,179
Drugs & Pharmaceuticals 1.93%
Eurand N.V. (Netherlands)*(a)	85,900	1,370
Electronics 0.77%
Daktronics, Inc.	36,800	544
Electronics: Medical Systems 1.88%
eResearchTechnology, Inc.*	109,300	1,331
Electronics: Semi-Conductors/ Components 8.60%
ANADIGICS, Inc.*	67,400	752
Cavium Networks, Inc.*	80,800	1,660
Entropic Communications, Inc.*	232,600	996
Mellanox Technologies, Ltd. (Israel)*(a)	44,100	660

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components (continued)
NetLogic Microsystems, Inc.*	49,400	$1,620
Rubicon Technology, Inc.*	18,400	406
Total		6,094
Energy: Miscellaneous 0.77%
EnerNoc, Inc.*	35,200	543
Financial Data Processing Services & Systems 1.78%
Exlservice Holdings, Inc.*	50,200	1,261
Financial Information Services 2.55%
Bankrate, Inc.*	16,900	883
TheStreet.com, Inc.	117,900	921
Total		1,804
Foods 1.05%
Zhongpin, Inc. (China)*(a)	70,700	742
Health & Personal Care 1.66%
Bio-Reference Laboratories Inc.*	46,700	1,176
Healthcare Facilities 2.42%
IPC The Hospitalist Co.*	43,800	1,028
Skilled Healthcare Group, Inc. Class A*	56,600	685
Total		1,713
Healthcare Management Services 4.93%
CardioNet, Inc.*	44,900	1,037
HMS Holdings Corp.*	37,000	954
Phase Foward, Inc.*	81,700	1,503
Total		3,494
Insurance: Multi-Line 0.89%
eHealth, Inc.*	23,400	633
Medical & Dental Instruments & Supplies 7.33%
ABIOMED, Inc.*	32,800	479

Investments	Shares	Value (000)
Hansen Medical, Inc.*	55,200	$963
Insulet Corp.*	75,800	1,388
Meridian Bioscience, Inc.	26,900	724
NuVasive, Inc.*	25,200	961
SonoSite, Inc.*	21,400	683
Total		5,198
Medical Services 1.15%
Genoptix Inc.*	29,800	817
Metal Fabricating 4.44%
Dynamic Materials Corp.	27,700	1,303
Haynes International, Inc.*	8,500	532
RBC Bearings Inc.*	32,900	1,315
Total		3,150
Miscellaneous: Technology 1.49%
China Security & Surveillance Technology, Inc. (Hong Kong)*(a)	40,700	792
Vocus, Inc.*	9,500	264
Total		1,056
Restaurants 1.57%
Buffalo Wild Wings, Inc.*	14,000	430
McCormick & Schmick's Seafood Restaurants Inc.*	57,000	686
Total		1,116
Retail 3.92%
Hibbett Sports Inc.*	54,400	993
PriceSmart, Inc.	10,200	291
Zumiez Inc.*	71,500	1,498
Total		2,782
Textiles Apparel Manufacturers 1.60%
True Religion Apparel, Inc.*	61,700	1,133
Utilities: Telecommunications 0.92%
Neutral Tandem, Inc.*	34,071	655
Total Common Stocks (cost $61,257,373)		62,605

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 11.28%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $8,120,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $8,160,600; proceeds: $7,996,066 (cost $7,995,737)	$7,996	$7,996
Total Investments in Securities 99.60% (cost $69,253,110)		70,601
Cash and Other Assets in Excess of Liabilities 0.40%		285
Net Assets 100.00%		$70,886

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 95.00%
Aerospace 2.13%
Ladish Co., Inc.*	30,595	$920
LMI Aerospace, Inc.*	49,600	952
Total		1,872
Auto Parts: After Market 1.43%
Commercial Vehicle Group, Inc.*	104,300	1,257
Auto Parts: Original Equipment 1.03%
Strattec Security Corp.	24,680	908
Banks 4.73%
Bryn Mawr Bank Corp.	43,382	852
CoBiz Financial Inc.	79,950	888
Pennsylvania Commerce Bancorp, Inc.*	50,077	1,342
Southwest Bancorp, Inc.	61,700	1,086
Total		4,168
Beverage: Brewers 0.43%
Boston Beer Co., Inc. (The) Class A*	8,600	381
Biotechnology Research & Production 1.02%
Kensey Nash Corp.*	30,900	901
Building: Cement 0.92%
U.S. Concrete, Inc.*	245,600	810
Chemicals 7.58%
Balchem Corp.	70,100	1,602
Landec Corp.*	24,387	198
NuCo2, Inc.*	58,600	1,621
Penford Corp.	69,270	1,521
Quaker Chemical Corp.	55,800	1,730
Total		6,672
Communications Technology 0.74%
Anaren, Inc.*	48,100	648

Investments	Shares	Value (000)
Computer Services, Software & Systems 4.87%
COMSYS IT Partners Inc.*	72,869	$596
Moldflow Corp.*	51,800	1,023
SI International, Inc.*	62,600	1,436
TechTeam Global, Inc.*	132,859	1,236
Total		4,291
Computer Technology 2.77%
Radiant Systems, Inc.*	97,500	1,315
Rimage Corp.*	63,100	1,128
Total		2,443
Construction 1.02%
Meadow Valley Corp.*	88,900	895
Consumer Electronics 0.80%
LoJack Corp.*	71,700	709
Drug & Grocery Store Chains 0.64%
Susser Holdings Corp.*	37,000	566
Electrical & Electronics 1.29%
LeCroy Corp.*	141,100	1,136
Electronics 1.06%
Methode Electronics, Inc.	86,500	938
Electronics: Instruments, Gauges & Meters 1.47%
Keithley Instruments, Inc.	122,800	1,292
Electronics: Medical Systems 1.33%
Somanetics Corp.*	72,000	1,173
Electronics: Semi-Conductors/ Components 1.98%
Ikanos Communications, Inc.*	198,000	707
Techwell, Inc.*	99,200	1,041
Total		1,748

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Electronics: Technology 1.46%
Gerber Scientific, Inc.*	133,400	$1,236
LaBarge, Inc.*	3,533	47
Total		1,283
Energy: Miscellaneous 1.35%
Approach Resources Inc.*	62,800	1,190
Financial: Miscellaneous 1.89%
Federal Agricultural Mortgage Corp. Class C	51,890	1,660
Foods 2.31%
Overhill Farms, Inc.*	402,095	2,031
Funeral Parlors & Cemetery 1.89%
Carriage Services, Inc.*	160,600	1,333
Rock of Ages Corp.*	86,586	329
Total		1,662
Health & Personal Care 3.36%
Odyssey Healthcare, Inc.*	122,700	1,123
Psychemedics Corp.	107,500	1,833
Total		2,956
Healthcare Facilities 1.55%
Capital Senior Living Corp.*	132,192	1,125
IPC The Hospitalist Co.*	10,242	240
Total		1,365
Healthcare Management Services 1.55%
American Dental Partners, Inc.*	117,500	1,363
Household Furnishings 0.53%
Stanley Furniture Co., Inc.	37,800	464
Identification Control & Filter Devices 1.63%
Flanders Corp.*	233,200	1,437

Investments	Shares	Value (000)
Insurance: Property-Casualty 1.70%
Donegal Group Inc.	88,333	$1,501
Jewelry, Watches & Gemstones 0.61%
Movado Group, Inc.	24,400	533
Machinery: Industrial/Specialty 0.69%
Hardinge, Inc.	36,600	610
Manufacturing 1.56%
Standex International Corp.	65,000	1,370
Medical & Dental Instruments & Supplies 6.72%
Abaxis, Inc.*	37,000	943
Cardiac Science Corp.*	74,300	671
Cutera, Inc.*	107,900	1,435
Medical Action Industries, Inc.*	130,298	2,135
Merit Medical Systems, Inc.*	18,409	271
Orthovita, Inc.*	203,400	466
Total		5,921
Metal Fabricating 1.40%
NN, Inc.	122,800	1,233
Metals & Minerals Miscellaneous 1.38%
A.M. Castle & Co.	39,400	1,218
Oil: Crude Producers 1.28%
Bronco Drilling Co., Inc.*	65,300	1,123
Pollution Control & Environmental Services 0.88%
Team, Inc.*	26,000	773
Railroad Equipment 1.95%
Portec Rail Products, Inc.	142,500	1,720
Real Estate Investment Trusts 1.52%
Supertel Hospitality, Inc.	254,500	1,336

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2008

Investments	Shares	Value (000)
Rental & Leasing Services: Commercial 2.72%
Marlin Business Services Corp.*	134,700	$876
McGrath RentCorp	58,700	1,516
Total		2,392
Restaurants 2.42%
Benihana Inc. Class A*	106,100	1,102
Rubio's Restaurants, Inc.*	90,200	541
Ruth's Chris Steak House, Inc.*	66,700	490
Total		2,133
Retail 0.69%
Rush Enterprises, Inc. Class B*	40,250	605
Services: Commercial 8.57%
Ambassadors Group, Inc.	59,000	1,148
Barrett Business Services, Inc.	71,100	853
Collectors Universe, Inc.	62,900	626
Exponent, Inc.*	43,900	1,481
Monro Muffler Brake, Inc.	171,050	2,822
Waste Industries USA, Inc.	16,300	616
Total		7,546
Textiles Apparel Manufacturers 1.32%
Hartmarx Corp.*	440,337	1,162
Transportation: Miscellaneous 0.64%
Quixote Corp.	48,000	567
Truckers 1.63%
Marten Transport, Ltd.*	87,903	1,433
Utilities: Gas Distributors 1.68%
Chesapeake Utilities Corp.	49,700	1,478
Utilities: Water 0.88%
Consolidated Water Co. Ltd. (Cayman Islands)(a)32,700		775
Total Common Stocks (cost $92,798,502)		83,648

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 7.05%
Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $6,300,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $6,331,500; proceeds: $6,204,908 (cost $6,204,653)	$6,205	$6,205
Total Investments in Securities 102.05% (cost $99,003,155)		89,853
Liabilities in Excess of Cash and Other Assets (2.05%)		(1,808)
Net Assets 100.00%		$88,045

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities (unaudited)

April 30, 2008

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$69,253,110	$99,003,155
Investments in common stocks, at value	$62,605,391	$89,853,121
Repurchase agreements, at value	7,995,737	–
Cash	892,630	28,837
Receivables:
Interest and dividends	4,095	23,722
Investment securities sold	682,033	12,251
Capital shares sold	208,284	216,218
From advisor (See Note 3)	3,542	1,549
Prepaid expenses and other assets	21,831	32,003
Total assets	72,413,543	90,167,701
LIABILITIES:
Payables:
Investment securities purchased	1,397,039	1,928,348
Capital shares reacquired	–	21,959
Management fees	79,920	102,336
12b-1 distribution fees	1,902	5,536
Fund administration	2,131	2,729
Trustees' fees	1,498	2,680
To affiliate (See Note 3)	19,172	18,939
Accrued expenses and other liabilities	25,915	39,859
Total liabilities	1,527,577	2,122,386
NET ASSETS	$70,885,966	$88,045,315
COMPOSITION OF NET ASSETS:
Paid-in capital	$76,869,366	$94,731,157
Accumulated net investment loss	(496,633)	(311,961)
Accumulated net realized gain (loss) on investments	(6,834,785)	2,776,153
Net unrealized appreciation (depreciation) on investments	1,348,018	(9,150,034)
Net Assets	$70,885,966	$88,045,315
Net assets by class:
Class A Shares	$8,616,696	$24,717,087
Class I Shares	$62,269,270	$63,328,228
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	669,312	1,063,812
Class I Shares	4,718,026	2,676,225
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.87	$23.23
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$13.66	$24.65
Class I Shares–Net asset value	$13.20	$23.66

See Notes to Financial Statements.
14

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2008

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$14,209	$397,918
Interest	75,425	69,817
Total investment income	89,634	467,735
Expenses:
Management fees	471,941	614,536
12b-1 distribution plan–Class A	10,746	30,696
Shareholder servicing	5,563	9,243
Professional	18,091	17,465
Reports to shareholders	6,366	9,612
Fund administration	12,585	16,388
Custody	1,701	4,590
Trustees' fees	543	705
Registration	13,104	13,714
Subsidy (See Note 3)	77,334	76,908
Other	1,074	1,303
Gross expenses	619,048	795,160
Expense reductions (See Note 7)	(1,196)	(1,194)
Expenses assumed by advisor (See Note 3)	(33,137)	(17,029)
Net expenses	584,715	776,937
Net investment loss	(495,081)	(309,202)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,709,744)	2,770,395
Net change in unrealized appreciation (depreciation) on investments	(9,678,532)	(14,347,867)
Net realized and unrealized loss	(16,388,276)	(11,577,472)
Net Decrease in Net Assets Resulting From Operations	$(16,883,357)	$(11,886,674)

See Notes to Financial Statements.
15

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment loss	$(495,081)	$(469,421)
Net realized gain (loss) on investments	(6,709,744)	1,668,345
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error (See Note 3)		4,101
Net change in unrealized appreciation on investments	(9,678,532)	10,300,864
Net increase (decrease) in net assets resulting from operations	(16,883,357)	11,503,889
Distributions to shareholders from:
Net realized gain
Class A	(195,278)	(907,030)
Class I	(1,104,232)	(315,156)
Total distributions to shareholders	(1,299,510)	(1,222,186)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	23,162,143	49,598,590
Reinvestment of distributions	1,299,399	1,221,501
Cost of shares reacquired	(1,737,962)	(1,900,382)
Net increase in net assets resulting from capital share transactions	22,723,580	48,919,709
Net increase in net assets	4,540,713	59,201,412
NET ASSETS:
Beginning of period	$66,345,253	$7,143,841
End of period	$70,885,966	$66,345,253
Accumulated net investment loss	$(496,633)	$(1,552)

See Notes to Financial Statements.
16

Statements of Changes in Net Assets

	Micro Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Operations:
Net investment loss	$(309,202)	$(408,425)
Net realized gain on investments	2,770,395	6,204,986
Net change in unrealized appreciation (depreciation) on investments	(14,347,867)	465,469
Net increase (decrease) in net assets resulting from operations	(11,886,674)	6,262,030
Distributions to shareholders from:
Net realized gain
Class A	(1,797,708)	(2,759,331)
Class I	(3,980,707)	(690,568)
Total distributions to shareholders	(5,778,415)	(3,449,899)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	19,767,269	56,339,000
Reinvestment of distributions	5,778,406	3,449,879
Cost of shares reacquired	(3,059,787)	(1,404,435)
Net increase in net assets resulting from capital share transactions	22,485,888	58,384,444
Net increase in net assets	4,820,799	61,196,575
NET ASSETS:
Beginning of period	$83,224,516	$22,027,941
End of period	$88,045,315	$83,224,516
Accumulated net investment loss	$(311,961)	$(2,759)

See Notes to Financial Statements.
17

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007		2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$17.36		$14.18		$14.24	$11.88	$10.87	$7.51
Investment operations:
Net investment loss(a)	(.12)		(.26)		(.24)	(.25)	(.23)	(.14)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(4.03)		5.83		2.05	2.96	1.24	3.50
Total from investment operations	(4.15)		5.57		1.81	2.71	1.01	3.36
Distributions to shareholders from:
Net realized gain	(.34)		(2.39)		(1.87)	(.35)	–	–
Net asset value, end of period	$12.87		$17.36		$14.18	$14.24	$11.88	$10.87
Total Return(b)	(24.18	)%(e)	45.19	%(d)	14.29%	23.21%	9.29%	44.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.03	%(e)	2.10%		2.10%	2.10%	2.10%	1.75%
Expenses, including expense reductions and expenses assumed	1.03	%(e)	2.09%		2.10%	2.10%	2.10%	1.75%
Expenses, excluding expense reductions and expenses assumed	1.09	%(e)	2.48%		3.26%	2.51%	2.52%	2.84%
Net investment loss	(.89	)%(e)	(1.76)%		(1.83)%	(1.92)%	(1.91)%	(1.60)%
Supplemental Data:
Net assets, end of period (000)	$8,617		$9,882		$5,445	$5,938	$4,726	$4,655
Portfolio turnover rate	110.08	%(e)	205.25%		222.48%	64.79%	79.07%	126.71%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.
18

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007		2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$17.76		$14.43		$14.43	$12.00	$10.96		$7.55
Investment operations:
Net investment loss(a)	(.11)		(.24)		(.22)	(.22)	(.20)		(.11)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	(c)	–	–	–		–
Net realized and unrealized gain (loss)	(4.11)		5.96		2.09	3.00	1.24		3.52
Total from investment operations	(4.22)		5.72		1.87	2.78	1.04		3.41
Distributions to shareholders from:
Net realized gain	(.34)		(2.39)		(1.87)	(.35)	–		–
Net asset value, end of period	$13.20		$17.76		$14.43	$14.43	$12.00		$10.96
Total Return(b)	(24.03	)%(e)	45.49	%(d)	14.56%	23.57%	9.49%		45.17%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.91	%(e)	1.85%		1.85%	1.85%	1.85	%†	1.42%
Expenses, including expense reductions and expenses assumed	.91	%(e)	1.84%		1.85%	1.85%	1.85	%†	1.42%
Expenses, excluding expense reductions and expenses assumed	.96	%(e)	2.04%		3.04%	2.25%	2.27	%†	2.51%
Net investment loss	(.77	)%(e)	(1.52)%		(1.59)%	(1.67)%	(1.66	)%†	(1.27)%
Supplemental Data:
Net assets, end of period (000)	$62,269		$56,463		$1,699	$1,221	$1,018		$8
Portfolio turnover rate	110.08	%(e)	205.25%		222.48%	64.79%	79.07%		126.71%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.
19

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$28.90		$28.67	$26.96	$23.89	$21.43	$15.56
Investment operations:
Net investment loss(a)	(.11)		(.28)	(.34)	(.32)	(.27)	(.14)
Net realized and unrealized gain (loss)	(3.61)		4.89	5.18	6.12	4.31	6.69
Total from investment operations	(3.72)		4.61	4.84	5.80	4.04	6.55
Distributions to shareholders from:
Net investment income	–		–	–	–	(.30)	(.05)
Net realized gain	(1.95)		(4.38)	(3.13)	(2.73)	(1.28)	(.63)
Total distributions	(1.95)		(4.38)	(3.13)	(2.73)	(1.58)	(.68)
Net asset value, end of period	$23.23		$28.90	$28.67	$26.96	$23.89	$21.43
Total Return(b)	(13.36	)%(c)	18.84%	20.09%	26.45%	20.08%	43.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.03	%(c)	2.09%	2.10%	2.10%	2.10%	1.73%
Expenses, including expense reductions and expenses assumed	1.03	%(c)	2.09%	2.10%	2.10%	2.10%	1.73%
Expenses, excluding expense reductions and expenses assumed	1.05	%(c)	2.20%	2.45%	2.35%	2.27%	2.18%
Net investment loss	(.46	)%(c)	(1.05)%	(1.29)%	(1.30)%	(1.22)%	(.84)%
Supplemental Data:
Net assets, end of period (000)	$24,717		$25,561	$18,156	$15,384	$10,838	$8,892
Portfolio turnover rate	25.05	%(c)	37.11%	50.45%	34.59%	36.97%	48.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
20

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2008		Year Ended 10/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$29.36		$28.99	$27.17	$24.00	$21.53	$15.63
Investment operations:
Net investment loss(a)	(.08)		(.20)	(.28)	(.26)	(.22)	(.09)
Net realized and unrealized gain (loss)	(3.67)		4.95	5.23	6.16	4.32	6.73
Total from investment operations	(3.75)		4.75	4.95	5.90	4.10	6.64
Distributions to shareholders from:
Net investment income	–		–	–	–	(.35)	(.11)
Net realized gain	(1.95)		(4.38)	(3.13)	(2.73)	(1.28)	(.63)
Total distributions	(1.95)		(4.38)	(3.13)	(2.73)	(1.63)	(.74)
Net asset value, end of period	$23.66		$29.36	$28.99	$27.17	$24.00	$21.53
Total Return(b)	(13.25	)%(c)	19.16%	20.38%	26.78%	20.36%	44.35%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.91	%(c)	1.83%	1.85%	1.85%	1.85%†	1.41%
Expenses, including expense reductions and expenses assumed	.91	%(c)	1.83%	1.85%	1.85%	1.85%†	1.41%
Expenses, excluding expense reductions and expenses assumed	.93	%(c)	1.93%	2.20%	2.11%	2.02%†	1.86%
Net investment loss	(.34	)%(c)	(.71)%	(1.05)%	(1.06)%	(.97 )%†	(.52)%
Supplemental Data:
Net assets, end of period (000)	$63,328		$57,664	$3,872	$3,627	$1,763	$21
Portfolio turnover rate	25.05	%(c)	37.11%	50.45%	34.59%	36.97%	48.55%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund"), Class A and I shares and Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund"), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class I shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares purchased without a sales charge and redeemed on or before the first day of the month in which the one-year anniversary of the original purchase falls (subject to certain exceptions).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using

22

Notes to Financial Statements (unaudited)(continued)

the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period from March 1, 2008 through February 28, 2009, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

The Funds, along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the "Alpha Strategy Fund") of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in

23

Notes to Financial Statements (unaudited)(continued)

proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

Micro Cap Growth Fund purchased certain securities with market capitalizations that were not within the Fund's specified investment capitalization range of $50 million and $500 million ("micro-cap companies") at a time while less than 80% of its net assets were invested in micro-cap companies, which constituted a violation of one of the Fund's investment restrictions. The Fund promptly identified the violation and sold the securities. Lord Abbett reimbursed the Fund in the amount of $4,101, representing the losses realized from the sales and the commissions on the purchase and sale transactions.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon each Fund's average daily net assets attributable to Class A at an annual rate of .25%.

Class I does not have a distribution plan.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 were as follows:

	Micro Cap Growth		Micro Cap Value
	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007	Six Months Ended 4/30/2008 (unaudited)	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$1,109,208	$-	$1,523,360	$115,251
Net long-term capital gains	190,302	1,222,186	4,255,055	3,334,648
Total distributions paid	$1,299,510	$1,222,186	$5,778,415	$3,449,899

24

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$69,381,942	$98,997,188
Gross unrealized gain	5,141,001	3,931,221
Gross unrealized loss	(3,921,815)	(13,075,288)
Net unrealized security gain (loss)	$1,219,186	$(9,144,067)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2008 are as follows:

	Purchases	Sales
Micro Cap Growth	$70,580,734	$57,216,437
Micro Cap Value	37,700,166	19,859,977

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30,

25

Notes to Financial Statements (unaudited)(continued)

2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which each of the Fund invests. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

MICRO CAP GROWTH FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	171,427	$2,471,872	219,629	$2,990,880
Reinvestment of distributions	12,942	195,167	70,478	906,345
Shares reacquired	(84,403)	(1,299,725)	(104,817)	(1,440,485)
Increase	99,966	$1,367,314	185,290	$2,456,740
Class I Shares
Shares sold	1,501,639	$20,690,271	3,068,608	$46,607,710
Reinvestment of distributions	71,518	1,104,232	24,003	315,156
Shares reacquired	(33,699)	(438,237)	(31,803)	(459,897)
Increase	1,539,458	$21,356,266	3,060,808	$46,462,969

26

Notes to Financial Statements (unaudited)(concluded)

MICRO CAP VALUE FUND

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	203,934	$5,126,588	161,936	$4,218,075
Reinvestment of distributions	71,650	1,797,698	112,855	2,759,310
Shares reacquired	(96,123)	(2,286,591)	(23,751)	(643,607)
Increase	179,461	$4,637,695	251,040	$6,333,778
Class I Shares
Shares sold	588,704	$14,640,681	1,830,478	$52,120,925
Reinvestment of distributions	155,984	3,980,708	27,868	690,569
Shares reacquired	(32,270)	(773,196)	(28,091)	(760,828)
Increase	712,418	$17,848,193	1,830,255	$52,050,666

All of the outstanding capital shares of Micro Cap Growth Fund and Micro Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Funds adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Funds' net assets, results of operation and financial statement disclosures. The Funds file U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Funds' tax returns remain open for examination for the years ended October 31, 2004 through October 31, 2007.

In September 2006, FASB issued FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

27

Approval of Advisory Contracts

At meetings held on December 12 and 13, 2007, the Board, including all of the Trustees who are not interested persons of the Trust or Lord Abbett, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ended September 30, 2007, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Micro-Cap Growth Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in comparison to a performance universe of small-cap core and small-cap growth funds. The Board observed that the investment performance of the Class I shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also observed that the investment performance was above that of the Lipper Small-Cap Core Index for each of those periods.

28

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund' expenses to those of a group of small-cap core funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 2.10% and the total expense ratio of Class I to not more than 1.85% and that Lord Abbett proposed to enter into a new agreement with the same terms. The Board observed that the actual and contractual management and administrative services fees were approximately fifty basis points above the median of the peer group. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately forty-two basis points above the median of the peer group and the total expense ratio of Class I was approximately thirty basis points above the median of the peer group. The Board also observed the Fund was owned only by institutional investors, employees of Lord Abbett, and the Alpha Strategy Fund.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

29

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Micro-Cap Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to the performance of the performance universe, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class I shares of the Fund was in the first quintile of the performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also observed that the investment performance was above that of the Lipper Small-Cap Core Index for each of those periods.

30

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund' expenses to those of a group of small-cap core and small-cap growth funds. The Board observed that the contractual and actual management and administrative services fees were approximately fifty basis points above the median of the peer group. The Board also observed that Lord Abbett had agreed to an expense reimbursement agreement that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class I to 1.85%, and that Lord Abbett was proposing to enter into a new expense reimbursement agreement with the same terms. The Board observed that at September 30, 2007 the total expense ratio of Class A was approximately forty-two basis points above the median of the peer group and the total expense ratio of Class I was approximately thirty basis points above the median of the peer group. The Board also observed the Fund was owned only by institutional investors, employees of Lord Abbett, and the Alpha Strategy Fund.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

31

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interest of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

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Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

33

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

LAMCVF-3-0408
(06/08)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008